                                Atlas Strategic Income Fund
                                      794 Davis Street
                               San Leandro, California 94577

In Brief ...

You are asked to approve a proposal to merge your Atlas Strategic Income Fund into the Oppenheimer Strategic Income Fund.

Approving this proposal should be to your benefit, and the Board of Trustees recommends that you vote FOR the proposal.

                                                            January 29, 2007

Dear Shareholder,

     At a meeting on November 14, 2006, the Trustees of the Atlas Funds approved a proposal  to merge  your  Atlas  Strategic  Income  Fund with the  Oppenheimer
Strategic Income Fund in May 2007. If approved by shareholders,  this is how the merger will work:

     o You will receive new Class A shares in the Oppenheimer  Strategic  Income
Fund in an amount equal to the value of your Atlas Strategic Income Fund shares.
Although  the  number of shares  you hold may  change,  the total  value of your investment will not change as a result of the merger.

     o It is expected  that the merger will be a  non-taxable  event for you for federal income tax purposes.

     The resulting merger is expected to provide several  potential  benefits to shareholders:

     o Broader  product  selection:  as a shareholder  of the  OppenheimerFunds'
family  of  funds,  you will  have the  ability  to  exchange  into more than 90
Oppenheimer Funds.

     o Lower Fund expenses: The expenses are lower for the Oppenheimer Strategic
Income Fund than for your existing Atlas Strategic Income Fund.

     o No load purchases: Although sales charges typically apply to the purchase of Oppenheimer  Fund shares,  following the  completion of the merger,  you will have the ability to purchase or exchange Class A shares at net asset value (with no sales  charges) in all  Oppenheimer  Funds for as long as you  maintain  your current account registration.

     o Continuity in Portfolio Management Style:  OppenheimerFunds,  Inc. is the
current  sub-adviser  for  the  Atlas  Strategic  Income  Fund  and  also is the investment  adviser for Oppenheimer  Strategic Income Fund. Both Funds also have the same portfolio manager.

     Please  consult  the  attached  Prospectus/Proxy   Statement  for  detailed
information about the proposed Fund merger.

How should shareholders respond?

     The Board of  Trustees  of Atlas  Funds has  approved  the Fund  merger and recommends  that you vote FOR the  proposal in the enclosed  proxy.  Your prompt response will ensure that your vote is counted  immediately and that the expense of additional proxy solicitations can be avoided.

Questions?

     If you have any questions about the proposals,  please call  1-800-499-8519 and a  knowledgeable  representative  will be glad to  help  you.  You can  also contact your Atlas Investment Representative in your local World branch.

     We appreciate your support.

                                    Sincerely,

                                    /s/ Marion O. Sandler
                                    Marion O. Sandler
                                    Chairman of the Board
                                    Atlas Funds

                                ATLAS STRATEGIC INCOME FUND
                                      794 Davis Street
                               San Leandro, California 94577

                         NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                              TO BE HELD ON FEBRUARY 27, 2007

     A Special  Meeting (the  "Meeting") of  Shareholders of the Atlas Strategic
Income  Fund,  a series  of the  Atlas  Funds,  will be held at the  offices  of
Evergreen  Investment  Management  Company,  LLC, 200 Berkeley  Street,  Boston,
Massachusetts  02116 on February 27, 2007, at 1:00 p.m.,  Eastern Time,  and any
adjournment(s) or postponement(s)  thereof, for the following purposes,  each of which is more fully  described in the  accompanying  Prospectus/Proxy  Statement dated January 29, 2007:

     1. To  consider  and act upon the  proposed  merger of the Atlas  Strategic
Income  Fund  ("Atlas  Fund")  into  the  Oppenheimer   Strategic   Income  Fund
("Oppenheimer  Fund") pursuant to the Agreement and Plan of Reorganization dated as of January 25, 2007.

     2. To  transact  any other  business  which may  properly  come  before the
Meeting or any adjournment(s) or postponement(s) thereof.

     On behalf of Atlas Fund, the Board of Trustees of the Atlas Funds has fixed the  close  of  business  on  December  29,  2006  as the  record  date  for the determination  of shareholders  of the Atlas  Strategic  Income Fund entitled to notice of, and to vote at, the Meeting or any adjournment(s) thereof.

     IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY.  SHAREHOLDERS WHO DO NOT
EXPECT TO ATTEND  THE  MEETING  IN PERSON  ARE URGED TO SIGN  WITHOUT  DELAY AND
RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED  POSTAGE PAID  ENVELOPE,  OR VOTE
USING  ONE OF THE OTHER  METHODS  DESCRIBED  AT THE END OF THE  PROSPECTUS/PROXY
STATEMENT SO THAT YOUR SHARES MAY BE  REPRESENTED  AT THE  MEETING.  YOUR PROMPT
ATTENTION TO THE  ENCLOSED  PROXY CARD WILL HELP TO AVOID THE EXPENSE OF FURTHER
SOLICITATION.

                         By order of the Board of Trustees of Atlas Funds,

                         /s/ Lezlie Iannone
                             Lezlie Iannone
                             Secretary

January 29, 2007

                                 PROSPECTUS/PROXY STATEMENT
                                      January 29, 2007

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    Acquisition of the Net Assets of         By and in exchange for Class A
                                                        Shares of

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Atlas Strategic Income Fund, a series of    Oppenheimer Strategic Income Fund
               Atlas Funds
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               Atlas Funds                       OppenheimerFunds, Inc.
            794 Davis Street                       6803 S. Tucson Way
      San Leandro, California 94577          Centennial, Colorado 80112-3924
             1.800.933.ATLAS                         1-800-225-5677

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     This  Prospectus/Proxy  Statement contains or incorporates by reference the information you should know before voting on the proposed  merger  ("Merger") of
Atlas Strategic  Income Fund ("Atlas Fund") into  Oppenheimer  Strategic  Income
Fund ("Oppenheimer Fund") (Atlas Fund and Oppenheimer Fund are each a "Fund" and collectively,  the "Funds"). If approved, the Merger will result in your receipt of Class A shares of Oppenheimer Fund in exchange for your Atlas Fund shares.

                          MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE

     Please read this  Prospectus/Proxy  Statement  carefully  and retain it for future reference.

     The following documents contain additional information concerning each Fund involved  in the  Merger.  All of  these  documents  have  been  filed  with the
Securities  and  Exchange  Commission  ("SEC").  Atlas  Fund  is a  series  of a registered open-end management  investment company. A copy of the prospectus for
Oppenheimer  Fund into  which  Atlas  Fund will be merged  will be mailed to you along with this Prospectus/Proxy Statement.

--------------------------------------------------------------------------------------------
                           Date of      Date of Statement  Date of Annual       Date of
                       Prospectus (as     of Additional        Report         Semi-Annual
         Fund           supplemented     Information (as                      Report (if
                        from time to    supplemented from                     applicable)
                            time)         time to time)                       (Unaudited)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Oppenheimer Strategic  January 26,     January 26, 2007    September 30,   N/A
Income Fund            2007                                2006
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Atlas Strategic        April 30, 2006  April 30, 2006      December 31,    June 30, 2006
Income Fund                                                2005
---------------------------------------------------------------------------------------------

     Also available is the statement of additional  information relating to this
Prospectus/Proxy  Statement and the proposed Merger, dated January 29, 2007 (the
"Merger SAI").

     Information relating to each Fund is contained in its prospectus, statement of additional  information,  annual report and semiannual report for Atlas Fund, as well as the Merger SAI, and each of these documents is hereby incorporated by reference into this Prospectus/Proxy Statement. Each of these documents has also been filed with the SEC.  Information  that has been  incorporated  by reference into this  Prospectus/Proxy  Statement is legally  considered to be part of this
Prospectus/Proxy Statement.

     The Funds make all of the documents  listed above  available to you free of charge if you:

     o Call 800.225.5677 for Oppenheimer Fund or 800.933.2852 for Atlas Fund, or
     o Write the Funds at either address above.

     Shareholders  may also  obtain many of these  documents  by  accessing  the
     Internet site for the Funds at
o     www.oppenheimerfunds.com or www.atlasfunds.com.

Shareholders can obtain any of these documents from the SEC in the following ways:
     o View online and download  text-only versions of the Funds' documents from the EDGAR database on the SEC's Internet site at www.sec.gov.

     o Review  and copy  information  about the  Funds by  visiting  the  Public
Reference  Room,  U.S.  Securities and Exchange  Commission,  100 F Street,  NE,
Washington, DC 20549-0102.

     o Obtain  copies,  upon payment of a duplicating  fee, by sending an e-mail request to  publicinfo@sec.gov  or by writing the Public  Reference  Room at the address above.  Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

The Funds' SEC file numbers are:
o     Atlas Funds (Atlas Strategic Income Fund), 033-20318 and 811-05485
o     Oppenheimer Strategic Income Fund, 33-28598 and 811-05724
To ask questions about this Prospectus/Proxy Statement:
o     Call 1-800-499-8519, or
o     Write to the Funds at either address above.

     The SEC has not determined  that the  information in this  Prospectus/Proxy
Statement  is accurate or  complete,  nor has it approved or  disapproved  these securities. Anyone who tells you otherwise is committing a crime.

     THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OF A
BANK, AND ARE NOT INSURED,  ENDORSED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT
AGENCY AND INVOLVE  INVESTMENT  RISK,  INCLUDING  POSSIBLE LOSS OF YOUR ORIGINAL
INVESTMENT.

                                     TABLE OF CONTENTS

SUMMARY OF THE MERGER..........................................................
What are the key features of the Merger?.......................................
After the Merger, what class of shares of Oppenheimer Fund will I own?.........
Does the Board of Trustees recommend that I vote in favor of approving the
         Plan?.................................................................
How do the Funds' investment objectives, principal investment strategies, risks, sales charges, expenses and performance compare?.. .....................
Will I be able to buy, sell and exchange shares the same way?....... ..........
Who will be the Investment Advisor and Portfolio Manager of my Fund after the Merger? What will the respective advisory fees be after the Merger?........
Are there any legal proceedings pending against Oppenheimer Fund and/or OFI?...
What will be the primary federal tax consequences of the Merger?...............

MERGER INFORMATION.............................................................
   Reasons for the Merger......................................................
   Agreement and Plan of Reorganization........................................
   Federal Income Tax Consequences.............................................
   Pro Forma Capitalization
   Distribution of Shares......................................................
   Calculating the Share Price.................................................
   Purchase and Redemption Procedures..........................................
   Minimum Balance Fee.........................................................
   Short-Term Trading Policy...................................................
   Exchange Privileges.........................................................
   Distribution and Tax Policies...............................................

INFORMATION ON SHAREHOLDERS' RIGHTS............................................
   Form of Organization........................................................
   Shareholder Liability.......................................................
   Shareholder Meetings and Voting Rights......................................

VOTING INFORMATION CONCERNING THE MEETING......................................
   Shareholder Information.....................................................

FINANCIAL STATEMENTS AND EXPERTS..............................................
ADDITIONAL INFORMATION........................................................
OTHER BUSINESS................................................................
INSTRUCTIONS FOR EXECUTING PROXY CARDS........................................
OTHER WAYS TO VOTE YOUR PROXY..................................................

EXHIBIT A--Agreement and Plan of Reorganization............................ A-1
EXHIBIT B--Pro Forma Capitalization.......................................  B-1

SUMMARY OF THE MERGER

     This  section  summarizes  the primary  features  and  consequences  of the
Merger. This summary is qualified in its entirety by reference to the additional information  contained  elsewhere  in  or  incorporated  by  reference  in  this
Prospectus/Proxy  Statement,  the  Merger  SAI,  and the  Agreement  and Plan of
Reorganization.

What are the key features of the Merger?

     The Merger has its own  Agreement and Plan of  Reorganization  (the "Plan")
which sets forth the key features of the Merger.  For a complete  description of the  Merger,  see  the  form  of  the  Plan,  attached  as  Exhibit  A  to  this
Prospectus/Proxy Statement. The Plan generally provides for the following:

     the  transfer  of  substantially  all  of  the  assets  of  Atlas  Fund  to
Oppenheimer Fund in exchange for Class A shares of Oppenheimer Fund;

     o the assumption by Oppenheimer Fund of the identified liabilities of Atlas
Fund;

     o the  liquidation  of  Atlas  Fund  by  distributing  Class  A  shares  of
Oppenheimer Fund to Atlas Fund's  shareholders and cancellation of all shares of
Atlas Fund;

     o the expected treatment of the receipt of Oppenheimer Fund shares by Atlas
Fund's shareholders in the Merger as a non-taxable  transaction for shareholders for federal income tax purposes;

     o the assumption of the costs of the Merger by Atlas Advisers.

     As a shareholder of Atlas Fund,  please be advised that the Merger of Atlas
Fund into  Oppenheimer  Fund may proceed only after the proposed Merger receives the requisite approval from shareholders of Atlas Fund.

     The Merger is scheduled to take place on or about May 11, 2007.

After the Merger, what class of shares of Oppenheimer Fund will I own?

     You will receive Class A shares of Oppenheimer Fund in the Merger.  The new shares you  receive  will have the same total value as your Atlas Fund shares as of the close of business on the day immediately prior to the Merger.  The shares of  Oppenheimer  Fund that you receive in the merger will be issued at net asset value ("NAV") without any sales charge.  Additionally,  all subsequent purchases by former shareholders of Atlas Fund of Class A shares of Oppenheimer Fund or of
Class A shares of any other  Oppenheimer  fund that is available for exchange to shareholders  of Oppenheimer  Fund will be made at NAV without the imposition of any front-end sales charge.

     Does the Board of Trustees  recommend that I vote in favor of approving the
Merger?

     Yes.  The Board of  Trustees  of Atlas  Fund,  including  a majority of the
Trustees who are not "interested persons" (the "Independent Trustees"),  as that term is defined in the  Investment  Company Act of 1940,  as amended  (the "1940
Act"), has concluded that the Merger would be in the best interest of Atlas Fund and its shareholders,  and that existing Atlas Fund shareholders' interests will not be  diluted  as a result  of the  Merger.  Accordingly,  the  Trustees  have submitted  the Plan for approval by Atlas Fund's  shareholders.  The Trustees of
Oppenheimer Fund have also approved the Plan and concluded that the Merger would be in the best interest of Oppenheimer  Fund and its  shareholders  and existing
Oppenheimer Fund shareholders' interests would not be diluted as a result of the
Merger.

How do the Funds' investment objectives, principal investment strategies, risks, sales charges, expenses and performance compare?

     The  following  sections  highlight the  comparison  between Atlas Fund and
Oppenheimer  Fund  with  respect  to  their  investment  objectives,   principal
investment strategies,  risks, sales charges,  expenses and performance,  as set forth in each Fund's  prospectus  and statement of additional  information.  The information below is only a summary; for more detailed  information,  please see each Fund's prospectus and statement of additional information.

     Each Fund's  investment  objective  is  fundamental  and may not be changed without  the  approval  of a majority  of the  respective  Fund's  shareholders.
Oppenheimer Fund has adopted certain  fundamental  investment policies which may not be changed without the vote of a majority of Oppenheimer  Fund's outstanding shareholders.

     The  following  table  highlights  the  comparison  between  Atlas Fund and
Oppenheimer  Fund with  respect to their  investment  objectives  and  principal investment  strategies as set forth in each Fund's  prospectus  and statement of additional information:

Comparison of Investment and Principal Investment Strategies

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               Atlas Strategic Income Fund   Oppenheimer Strategic Income Fund
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INVESTMENT     Seeks high current income     Seeks high current income by investing
GOALS          consistent with capital       mainly in debt securities
               preservation
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PRINCIPAL      The Fund:                     The Fund:
INVESTMENT     o     Looks for income        o     Invests primarily in debt
STRATEGIES       opportunities among three     securities in three market sectors:
                 broad sectors of the bond     debt securities of foreign
                 market: U.S. Government       governments and companies, U.S.
                 securities; Foreign fixed     government securities, and
                 income debt; High-yield,      lower-rated high-yield securities of
                 high-risk, lower-rated        U.S. and foreign companies("junk
                 debt of U.S. companies        bonds"). Those debt securities
                 ("junk bonds").               typically include:
               o     Seeks to manage risk      o foreign government and U.S.
                 by investing in all three       government bonds and notes,
                 sectors and by varying the    o  collateralized mortgage
                 amount in each in order to       obligations (CMOs),
                 take advantage of changing    o  other mortgage-related
                 market conditions. Assets        securities and asset-backed
                 within each sector are           securities,
                 also broadly diversified.    o   participation interests in
                                                  loans,
               o     Fund managers select     o"  structured" notes,
                 bonds that offer             o   lower-grade, high-yield domestic
                 attractive yields relative       and foreign corporate debt
                 to expected credit and           obligations, and
                 interest rate risks.          o  "zero-coupon" or "stripped"
                                                   securities.
               o     May purchase issues of    o   Can invest up to 100% of its
                 any maturity, based on the        assets in any one sector.
                 outlook for interest rates.
                                               o  Can invest in issuers in any
               o     May invest in             market capitalization range and can
                 Mortgage-Backed securities.   buy securities having short-,
                                               medium, or long-term maturities.
               o     May invest in
                 derivative investments,     o     Can invest in US Government
                 such as credit default        securities: U.S. Treasury
                 swaps contracts, and other    Obligations, Obligations of U.S.
                 types of derivatives for      Government Agencies or
                 hedging purposes              Instrumentalities, Mortgage-Related
                                               U.S. Government securities
               o     Does not invest in
                 companies that manufacture  o     Can invest in Private-Issuer
                 tobacco products              Mortgage-Backed securities

                                             o     Can invest in Asset-Backed
                                               securities

                                             o     Can invest through "Fund of
                                               Funds"

                                             o     Can invest in debt securities of
                                               issuers in developed markets and
                                               emerging markets

                                             o     Can buy investment-grade
                                               securities, although it normally
                                               invests a substantial part of its
                                               assets in debt securities below
                                               investment-grade, and can do so
                                               without limit.

                                             o     May invest derivative
                                               investments for hedging purposes or
                                               to seek its investment objective.

                                             o     Does not concentrate 25% or more
                                               of its total assets in investments
                                               in the securities of any one foreign
                                               government or in securities of
                                               companies in any one industry.
                                             o     Does not have a policy
                                               prohibiting investing in companies
                                               that manufacture tobacco products.

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Comparison of Principal Investment Risks

     An  investment  in either Fund is subject to certain  risks.  The principal risk  factors  for each Fund are  similar  due to the  similarity  of the Funds'
investment objectives and principle investment strategies. There is no assurance that investment  performance of either Fund will be positive or that either Fund will meet its  investment  objectives.  The  following  tables  and  discussions highlight the principal risks associated with an investment in each Fund.

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      Atlas Strategic Income Fund           Oppenheimer Strategic Income Fund
----------------------------------------------------------------------------------
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                      Each Fund is subject to Credit Risk.

     CREDIT RISK. Debt securities are subject to credit risk. Credit risk is the risk that the issuer of a debt  security  might not make  interest and principal payments  on the  security  as they  become  due.  If the  issuer  fails  to pay interest,  a Fund's  income  might be reduced,  and if the issuer fails to repay principal,  the value of that  security  and of the Fund's  shares might fall. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce  the  market  value  of  that  issuer's  securities.  While  each  Fund's investments  in U.S.  government  securities  are subject to little credit risk, each Fund's  other  investments  in debt  securities,  particularly  high-yield, lower-grade debt securities, are subject to risks of default.

     Special  Risks of  Lower-Grade  Securities.  Because  each Fund can  invest without limit in securities  below  investment  grade to seek high income,  each
Fund's   credit   risks  are   greater   than  those  of  funds  that  buy  only
investment-grade  bonds.  Lower-grade  debt securities may be subject to greater market  fluctuations  and  greater  risks of loss of income and  principal  than
investment-grade   debt  securities   (particularly   during  general   economic
downturns). Securities that are (or that have fallen) below investment grade are exposed to a greater  risk that the issuers of those  securities  might not meet their debt  obligations.  The market for these  securities  may be less  liquid, making it difficult for each Fund to value or sell them at an acceptable  price.
These risks can reduce each Fund's share prices and the income it earns.

----------------------------------------------------------------------------------

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      Atlas Strategic Income Fund          Oppenheimer Strategic Income Fund
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               Each Fund is subject to Foreign Investment Risk.

RISKS OF FOREIGN INVESTING.  Each Fund can invest without limit in foreign government and corporate debt securities in both developed and emerging markets. Each Fund will normally invest significant amounts of its assets in foreign securities. While foreign securities may offer special investment opportunities, they also have special risks that can reduce each Fund's share prices and income.

      The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.  Currency rate changes can also affect the distributions each Fund makes from the income it receives from foreign securities if foreign currency values change against the U.S. dollar. Foreign investing can result in higher transaction and operating costs for each Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S.
companies are subject to.

      The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

Special Risks of Emerging Markets.  Each Fund can buy securities in emerging and developing markets. They present risks not found in more mature markets. Those securities may be more difficult to value and sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that a Fund might not receive the sale proceeds of a security on a timely basis.

      Emerging markets might have less developed trading markets and exchanges than developed markets, and less developed legal and accounting systems.
Investments may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of securities of local companies. These investments may be substantially more volatile than debt securities of issuers in the U.S. and other developed countries and may be very speculative.

Additionally, if either Fund invests a significant amount of its assets in foreign securities, it might expose the Fund to "time-zone arbitrage" attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and before the close of the New York Stock Exchange (the "NYSE") that day, when the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, each Fund's use of
"fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and each Fund's Board believe to be their fair value, may help deter those activities.
--------------------------------------------------------------------------------

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      Atlas Strategic Income Fund          Oppenheimer Strategic Income Fund
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                  Each Fund is subject to Interest Rate Risk.

INTEREST RATE RISKS. The values of debt securities, including U.S. government securities, are subject to change when prevailing interest rates change.  When interest rates fall, the values of already-issued debt securities generally rise.  When interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for debt securities having longer maturities than for shorter-term debt securities.  Each Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities. Also, if interest rates fall, each Fund's investments in new securities at lower yields will reduce the Fund's income.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Atlas Strategic Income Fund          Oppenheimer Strategic Income Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                   Each Fund is subject to Prepayment Risk.

PREPAYMENT RISK. Prepayment risk is the risk that the issuer of a security can prepay the principal prior to the security's expected maturity. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages.
Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when general interest rates rise. Securities subject to prepayment risk, including the mortgage-related securities that the Fund buys, have greater potential for losses when interest rates rise than other types of debt securities.

      The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Interest-only and principal-only "stripped" securities can be particularly volatile when interest rates change. If each Fund buys mortgage-related securities at a premium, accelerated prepayments on those securities could cause each Fund to lose a portion of its principal investment represented by the premium the Fund paid.

      If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced.  If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of each Fund's shares to fall more.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Atlas Strategic Income Fund          Oppenheimer Strategic Income Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              Each Fund is subject to Derivative Investment Risk.

RISKS OF DERIVATIVE INVESTMENTS. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, structured notes and mortgage-related securities are some of the derivatives each Fund typically uses.

      If the issuer of the derivative does not pay the amount due, either Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, each Fund's share prices could fall, and the Fund could get less income than expected, or its hedge might be unsuccessful. Some derivatives may be illiquid, making it difficult to value or sell them at an acceptable price.  Using derivatives can increase the volatility of each Fund's share prices.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Atlas Strategic Income Fund          Oppenheimer Strategic Income Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                Each Fund is subject to Sector Allocation Risk.

SECTOR ALLOCATION RISKS. In allocating each Fund's investments among the three principal sectors in which the Fund invests to seek to take advantage of the lack of correlation of the performance of these sectors, the Manager's expectations about the relative performance of those sectors may be inaccurate, and each Fund's returns might be less than other funds using similar strategies.

--------------------------------------------------------------------------------

Other Risks

     In  the  short  term,   the  values  of  debt   securities   can  fluctuate
substantially  because  of  interest  rate  changes.   Prices  of  foreign  debt
securities,  particularly in emerging markets, and of high-yield  securities can be  volatile,  and the prices of the Funds'  shares and its income can go up and down  substantially  because of events  affecting  foreign markets or issuers or events affecting the high-yield  market. The Funds are generally more aggressive and have more risks than funds  that focus on U. S.  government  securities  and investment-grade  bonds, but sector  diversification  strategy may help make the
Funds less  volatile than funds that focus solely on  investments  in high-yield bonds or a single foreign sector, such as emerging markets.

     Each Fund  generally  does not take  portfolio  turnover  into account when making investment decisions; as a result each Fund can experience a high rate of portfolio  turnover  (greater  than 100%) in any given  fiscal  year.  When this happens,  a Fund can incur greater  brokerage and other  transaction costs which are  borne by the  Fund and its  shareholders.  This can also  result  in a Fund realizing greater net short-term capital gains,  distributions from which may be taxable to  shareholders  as ordinary  income.  The  following are the portfolio turnover rates for each Fund, as of the past two fiscal year end periods:

--------------------------------------------------------------------------
                                 Fiscal Year ended    Fiscal Year ended
                                 December 31, 2005    December 31, 2004
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Atlas Fund                            88.58%                97.55%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
                                 Fiscal Year ended    Fiscal Year ended
                                September 30, 2006    September 30, 2005
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Oppenheimer Fund                        96%                  103%
--------------------------------------------------------------------------

     Each  Fund  has  other  investment  strategies,   policies,  practices  and
restrictions  which,  together with their related  risks,  are also set forth in each Fund's prospectus and statement of additional information.

Comparison of Sales Charges and Expenses

     The sales charges and expenses for the Class A shares of  Oppenheimer  Fund and shares of Atlas Fund are different.  For a complete description of the sales charges  and  expenses  for each Fund,  see the table  below  under the  caption
"Shareholder  Fees"  and the  section  "Merger  Information  -  Distribution  of
Shares."

     The  following  table allows you to compare the sales charges of the Funds.
The column titled  "Oppenheimer  Strategic Income Fund Pro Forma" also shows you what the sales charge will be, assuming the Merger takes place. You will not pay any front-end sales charge on shares you receive in connection with the Merger.

     In addition,  all subsequent purchases by former shareholders of Atlas Fund of  Class A  shares  of  Oppenheimer  Fund or of  Class A  shares  of any  other
Oppenheimer  Fund that is available for exchange to  shareholder  of Oppenheimer
Fund will be made at net asset value  without the  imposition  of any  front-end sales charge ("NAV  Privilege).  Former Atlas Fund  shareholders will retain the
NAV Privilege so long as the account  remains under the same  registration  that exists at the time of the Merger. If an Atlas Fund shareholder  transfers his or her account to a financial intermediary, so long as the registration remains the same, the NAV Privilege will remain in effect.

Shareholder Fees (fees paid directly from your investment)

----------------------------------------------------------------------
Shareholder        Atlas           Oppenheimer   Oppenheimer
Transaction        Strategic       Strategic     Strategic Income
Expenses           Income Fund     Income Fund   Fund Pro Forma
                                   (Class A)     (Class A)
----------------------------------------------------------------------
----------------------------------------------------------------------
Maximum sales           None           4.75             4.75*
charge imposed on
purchases (as a %
of offering price)
----------------------------------------------------------------------
----------------------------------------------------------------------

Maximum                 None           None*            None*
contingent
deferred sales
charge (as a % of
either the
redemption amount
or initial
investment,
whichever is
lower)
----------------------------------------------------------------------
*Investments  of $1 million or more are not  subject to a  front-end  sales charge,  but a  contingent  deferred  sales charge may apply to  redemptions  of investments  of $1  million  or  more  ($500,000  for  certain  retirement  plan accounts)  of Class A  shares.  All  subsequent  purchases  of Class A shares by former  shareholders  of Atlas Fund will be made at net asset value  without the imposition of any front-end sales charge.

     The  following  tables allow you to compare the expenses of the Funds.  The amounts for Atlas Fund set forth in the following  table and in the examples are based on actual  expenses  for the fiscal  year ended  December  31,  2005.  The amounts for the Class A shares of  Oppenheimer  Fund set forth in the  following table and in the examples  are based on the actual  expenses for the fiscal year ended  September 30, 2006. The table titled  "Combined Pro Forma Expenses" shows you what the expenses are  estimated  to have been for the  twelve-month  period ended September 30, 2006, assuming the Merger had taken place. Expenses may vary in future years.

 Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

---------------------------------------------------------------------------------
Fee and Expense Comparison                                           Combined
(Class A shares)                    Atlas Fund(1)   Oppenheimer     Pro Forma
                                                      Fund(2)      Expenses(3)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Management Fee                          0.72%          0.52%          0.52%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Distribution and/or Service             0.25%          0.24%          0.24%
(12b-1) Fees
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Other Expenses                          0.26%         0.17%(4)        0.17%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Total Annual Operating Expenses         1.23%          0.93%          0.93%
---------------------------------------------------------------------------------
1.    based on expenses for fiscal year ended December 31, 2005
2.    based on expenses for fiscal year ended September 30, 2006
3.    based on what the estimated  combined expenses of Oppenheimer Fund would have been for the 12 months ended September 30, 2006 assuming the Merger had occurred.
4.    "Other Expenses" include transfer agent fees, custodial fees and accounting and legal expenses that Oppenheimer Fund pays.  The "Other Expenses" in the table are based on, among other things, the fees Oppenheimer Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these "Other Fees" to
      0.35% of average daily net assets per fiscal year.  That undertaking may be amended or withdrawn at any time. After the waiver, the actual "Other
      Expenses" and "Total Annual Operating Expenses" as percentages of average daily net assets were 0.16% and 0.92% for Class A shares.

                                 Examples of Fund Expenses

     Examples of Fund Expenses. The tables below show examples of the total fees and expenses you would pay on a $10,000 investment over one-, three-,  five- and ten-year  periods.  The  examples  are  intended to help you compare the cost of investing  in Atlas Fund  versus  Oppenheimer  Fund,  both  before and after the
Merger, and are for illustration purposes only. The examples assume a 5% average annual  return,  reinvestment  of all  dividends  and  distributions,  that  the applicable Fund's operating expenses are the same as described in the applicable table above.  For Oppenheimer  Fund, the table shows the total fees and expenses with, and without, the imposition of its Class A sales charge. Both examples are shown because you will not pay any front-end sales charge in connection with the shares you receive in the merger. Your actual costs may be higher or lower.

                                 Examples of Fund Expenses

-------------------------------------------------------------------------
                      Atlas Strategic           Oppenheimer Strategic
                      Income Fund               Income Fund (Class A)
-------------------------------------------------------------------------
-------------------------------------------------------------------------

-------------------------------------------------------------------------
-------------------------------------------------------------------------
                                                    Expenses With
                                                Class A Sales Charge
-------------------------------------------------------------------------
-------------------------------------------------------------------------
After 1 year                   $125                     $566
-------------------------------------------------------------------------
-------------------------------------------------------------------------
After 3 years                  $390                     $759
-------------------------------------------------------------------------
-------------------------------------------------------------------------
After 5 years                  $676                     $967
-------------------------------------------------------------------------
-------------------------------------------------------------------------
After 10 years                $1,489                   $1,569
-------------------------------------------------------------------------

               ---------------------------------------------
               Oppenheimer Strategic Income Fund (Class A)
                                Pro Forma
               ---------------------------------------------
               ---------------------------------------------

               ---------------------------------------------
               ---------------------------------------------
                          Expenses With   Expenses Without
                          Class A Sales    Class A Sales
                             Charge           Charge*

               ---------------------------------------------
               ---------------------------------------------
               After 1        $566              $95
               year
               ---------------------------------------------
               ---------------------------------------------
               After 3        $759              $298
               years
               ---------------------------------------------
               ---------------------------------------------
               After 5        $967              $517
               years
               ---------------------------------------------
               ---------------------------------------------
               After 10      $1,569            $1,148
               years
               ---------------------------------------------
*All subsequent purchases of Class A shares by former shareholders of Atlas
Strategic  Income Fund will be made at net asset value without the imposition of any front-end sales charge.

Comparison of Performance

     The  following  tables show how each Fund has  performed in the past.  Past performance  (both  before  and  after  taxes)  is not an  indication  of future results.

                               Year-by-Year Total Return (%)

     The tables below show the percentage  gain or loss for shares of Atlas Fund and the Class A shares of  Oppenheimer  Fund for the last ten complete  calendar years.  The tables  should give you a general  idea of the risks of investing in each Fund by showing how each Fund's  return has varied from  year-to-year.  The tables include the effect of Fund expenses and the reinvestment of all dividends and  distributions  and show both with,  and without,  Oppenheimer  Fund's sales charges.  As shown  below,  when these  charges  are  included,  the returns for
Oppenheimer Fund are lower.

 ----------------------------------------------------------------------------
                        Atlas Strategic Income Fund
 ----------------------------------------------------------------------------
-------------------------------------------------------------------------------
  `97      `98     `99    `00     `01     `02     `03    `04     '05     `06
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
9.6%     4.0%    1.9%    2.1%   4.5%    6.3%    16.1%   8.7%   2.3%    6.97%
-------------------------------------------------------------------------------

Best Quarter:            4th Quarter 2004  5.62%
Worst Quarter:           2nd Quarter 2004  -2.00%
Year-to-date as of 9/30/06 is 2.89%.

 ----------------------------------------------------------------------------
          Oppenheimer Strategic Income Fund (Without Sales Charge)
 ----------------------------------------------------------------------------
----------------------------------------------------------------------------
  `97     `98     `99    `00     `01    `02     `03    `04     '05    `06
----------------------------------------------------------------------------
----------------------------------------------------------------------------
8.36%    1.67%  4.04%   2.21%  3.52%   6.85%  19.60%  9.62%  4.16%   7.68%
----------------------------------------------------------------------------

 ----------------------------------------------------------------------------
            Oppenheimer Strategic Income Fund (With Sales Charge)
 ----------------------------------------------------------------------------
----------------------------------------------------------------------------
  `97     `98     `99    `00     `01    `02     `03    `04     '05    `06
----------------------------------------------------------------------------
----------------------------------------------------------------------------
3.22%    -3.16% -0.90%  -2.65% -1.40%  1.77%  13.92%  4.41%  -0.79%  2.57%
----------------------------------------------------------------------------

Best Quarter:            2nd Quarter 2003  6.55%
Worst Quarter:           3rd Quarter 1998  -3.41%
Year-to-date as of 9/30/06 is -1.31% with sales charge and 3.61%
without sales charge.

     The following  tables list each Fund's average annual total return over the past one-, five- and ten- years (for each Fund) (through 12/31/2006),  including any applicable sales charges. These tables are intended to provide you with some indication  of the risks of  investing  in each Fund by  comparing  each  Fund's performance  with that of an index. At the bottom of the table,  you can compare the  performance of each Fund with that of the Citigroup  World  Government Bond
Index and Lehman Brothers Aggregate Bond Index, both a broad-based market index.
The  Citigroup  World  Government  Bond  Index  is an  unmanaged  index  of U.S.
corporate and  government  bonds.  Lehman  Brothers  Aggregate  Bond Index is an unmanaged index of debt securities of major foreign government bond markets. The indices  performance  includes  reinvestment  of  income  but does  not  reflect transaction  costs,  fees,  expenses or taxes. The Funds'  investments vary from those in the indices. Each Fund's past investment  performance,  both before and after taxes,  is not  necessarily  an indication of how the Fund will perform in the future.

              Average Annual Total Returns (for the periods ended 12/31/2006)

-------------------------------------------------------------
                Atlas Strategic Income Fund
-------------------------------------------------------------
-------------------------------------------------------------

                             1 Year     5 Years   10 Years
-------------------------------------------------------------
-------------------------------------------------------------
Return Before Taxes           6.97%      8.00%      6.17%
-------------------------------------------------------------
-------------------------------------------------------------
Return After Taxes on         5.28%      5.76%      3.50%
Distributions*
-------------------------------------------------------------
-------------------------------------------------------------
Return After Taxes on         4.50%      5.50%      3.57%
Distributions and Sale of
Fund Shares*
-------------------------------------------------------------
-------------------------------------------------------------
Lehman Brothers Aggregate     4.33%      5.06%      6.24%
Bond Index
-------------------------------------------------------------
-------------------------------------------------------------
Citigroup World               6.12%      8.41%      5.24%
Government Bond Index
-------------------------------------------------------------

-------------------------------------------------------------
  Oppenheimer Strategic Income Fund- Class A Shares (With
                       Sales Charge)
-------------------------------------------------------------
-------------------------------------------------------------

                             1 Year     5 Years   10 Years
-------------------------------------------------------------
-------------------------------------------------------------
Return Before Taxes           2.57%      8.40%      6.14%
-------------------------------------------------------------
-------------------------------------------------------------
Return After Taxes on         0.79%      5.87%      3.18%
Distributions*
-------------------------------------------------------------
-------------------------------------------------------------
Return After Taxes on                    5.66%      3.33%
Distributions and Sale of  1.64%
Fund Shares*
-------------------------------------------------------------
-------------------------------------------------------------
Lehman Brothers Aggregate     4.33%      5.06%      6.24%
Bond Index
-------------------------------------------------------------
-------------------------------------------------------------
Citigroup World               6.12%      8.41%      5.24%
Government Bond Index
-------------------------------------------------------------

     Oppenheimer Fund's average annual total returns include the current maximum initial  sales charge of 4.75% for Class A shares.  As  previously  stated,  all subsequent  purchases by former  shareholders of Atlas Fund of Class A shares of
Oppenheimer Fund or of any other Oppenheimer fund that is available for exchange will be made at NAV Privilege.  Former Atlas Fund  shareholders  will retain the
NAV Privilege so long as the account  remains under the same  registration  that exists at the time of the Merger. If an Atlas Fund shareholder  transfers his or her account to a financial intermediary, so long as the registration remains the same, the NAV Privilege will remain in effect.

     The after-tax  returns shown are calculated  using the  historical  highest individual  federal  marginal  income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure  representing  "Return After
Taxes on  Distributions  and Sale of Fund  Shares"  may be higher than the other return  figures for the same period.  A higher  after-tax  return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.  After-tax  returns on distributions and the sale of  Fund  shares  assumes  a  complete  sale of  Fund  shares  at the end of the measurement  period,  resulting  in capital  gains  taxes or tax  benefits  when capital losses occur.  Actual  after-tax  returns will depend on your individual tax situation and may differ from those shown.  The after-tax  returns shown are not  relevant  to  you  if  you  hold  your  Fund  shares  through  tax-deferred arrangements, such as 401(k) plans or IRAs.

     For a detailed discussion of the manner of calculating total return, please see each Fund's statement of additional information. Generally, the calculations of total  return  assume the  reinvestment  of all  dividends  and capital  gain distributions on the reinvestment date.

Will I be able to buy, sell and exchange shares the same way?

     There are differences in the procedures for buying,  selling and exchanging shares of each Fund with respect to minimum  purchases and exchange  privileges.
For more information, see the sections titled "Merger Information - Purchase and
Redemption Procedures" and "Merger Information - Exchange Privileges."

Who will be the Investment Advisor and Portfolio Manager of my Fund after the Merger? What will the respective advisory fees be after the Merger?

Investment Advisor

     The overall management of Oppenheimer Fund is the responsibility of, and is supervised by, the Board of Trustees of Oppenheimer Fund. The overall management of Atlas  Fund is the  responsibility  of,  and is  supervised  by, the Board of
Trustees of Atlas Funds.

     Oppenheimer Fund is managed by OppenheimerFunds,  Inc. ("OFI").  Atlas Fund is managed by Atlas  Advisers,  Inc. and  subadvised by OFI. As  sub-adviser  to
Atlas Fund,  OFI  provides  discretionary  portfolio  management  to Atlas Fund.
Following are some key facts about OFI:

     --------------------------------------------------------------------------
     o Has been an investment advisor since 1960.

     o Manages  over $235  billion  in assets  for the  Oppenheimer  funds as of
December 31, 2006,  including other  Oppenheimer  funds with more than 6 million shareholder accounts.

     o Is located at Two World Financial Center, 225 Liberty Street, 11th Floor,
New York, NY 10281-1008.

      --------------------------------------------------------------------------

Portfolio Management

     Oppenheimer  Fund's  portfolio  is  managed  by  Arthur P.  Steinmetz.  Mr.
Steinmetz has been principally  responsible for the day-to-day management of the
Fund's  portfolio since October 1989 and sole portfolio  manager since May 2003.
Mr.  Steinmetz has been a Senior Vice President of the OFI since March 1993. Mr.
Steinmetz also is the current portfolio manager for Atlas Fund (since May 1996).

Advisory Fees

     For its  management  and  supervision  of the  daily  business  affairs  of
Oppenheimer  Fund, OFI is entitled to receive an annual fee based on Oppenheimer
Fund's net assets  (computed as of the close of each  business  day) as follows:
0.75% of the first $200 million of average annual net assets of the Fund,  0.72%
of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million,  0.60% of the next $200 million, 0.50% of the next $4 billion and 0.48%
of average annual net assets in excess of $5 billion.

     Oppenheimer  Fund's management fee for its last fiscal year ended September
30, 2006 was 0.52% of average annual net assets for each class of shares.

     Under Atlas Fund's  investment  advisory  agreement,  Atlas Fund pays Atlas
Advisers an  advisory  fee at an annual rate that  declines  on  additional  net assets as Atlas Fund grows:  0.75% of the first $100  million of average  annual net  assets of the Fund,  0.70% of the next $400  million  and 0.65% of  average annual net assets in excess of $500 million.

     For the most  recently  completed  fiscal year ended on December  31, 2005,
Atlas Fund paid 0.72% of average annual net assets to Atlas Advisers.

     Under Atlas Adviser's sub-advisory agreement with OFI for Atlas Fund, Atlas
Advisers  pays OFI an advisory fee at an annual rate that declines on additional net  assets as Atlas  Fund  grows:  0.30% of the first  $100  million of average annual net assets of the Fund,  and 0.25% of average annual net assets in excess of $100 million.

Are there any legal proceedings pending against Oppenheimer Fund and/or OFI?

     A  consolidated  amended  complaint  was filed as a putative  class  action
against  OFI  and  OppenheimerFunds   Services  ("Transfer  Agent")  (and  other
defendants) in the U.S.  District Court for the Southern District of New York on
January 10, 2005 and was amended on March 4, 2005. The complaint alleged,  among other things,  that OFI charged excessive fees for distribution and other costs,
and  that  by   permitting   and/or   participating   in  those   actions,   the
Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.
The plaintiffs sought unspecified  damages,  an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

     In response to the  defendants'  motions to dismiss the suit,  seven of the eight  counts in the  complaint,  including  the claims  against  certain of the
Oppenheimer  funds  (including  Oppenheimer  Strategic  Income Fund), as nominal defendants,  and against  certain  present and former  Directors,  Trustees  and officers of the funds, and the Distributor,  as defendants,  were dismissed with prejudice by court order dated March 10, 2006,  and the remaining  count against
OFI and the Transfer  Agent was  dismissed  with  prejudice by court order dated
April 5, 2006.  The  plaintiffs  filed an appeal of those  dismissals on May 11,
2006.

     OFI  believes  that  it is  premature  to  render  any  opinion  as to  the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district  court,  and that no estimate  can yet be made with any degree of certainty as to the amount or range of any potential loss. However,  OFI believes that the allegations  contained in the  complaint  are  without  merit and that  there are  substantial  grounds to sustain the district court's rulings.

     What will be the primary federal tax consequences of the Merger?

     The Merger is intended to qualify as a tax-free reorganization. Prior to or at the time of the Merger,  Atlas Fund and  Oppenheimer  Fund will have received opinions  from  KPMG,  LLP  ("KPMG"),  that the  Merger  between  Atlas Fund and
Oppenheimer Fund has been structured so that no gain or loss will be realized by
Atlas Fund or its shareholders  for federal income tax purposes,  as a result of receiving  Oppenheimer  Fund shares in connection  with the Merger.  The holding period and aggregate tax basis of shares of  Oppenheimer  Fund that are received by the  Atlas  Fund  shareholder  will be the  same as the  holding  period  and aggregate tax basis of shares of Atlas Fund previously held by such shareholder, provided that shares of Atlas Fund are held as capital assets. In addition,  the holding  period  and tax  basis  of the  assets  of Atlas  Fund in the  hands of
Oppenheimer Fund as a result of the Merger will be the same as the tax basis and holding period of such assets were in the hands of Atlas Fund immediately  prior to the Merger.  No gain or loss will be recognized by Oppenheimer  Fund upon the receipt  of the  assets of Atlas Fund in  exchange  for  shares of the  relevant
Oppenheimer  Fund  and  the  assumption  by  Oppenheimer  Fund of  Atlas  Fund's identified liabilities.

     The  opinion  will be  based  on  certain  factual  certifications  made by officers of Atlas Fund and Oppenheimer  Fund and will also be based on customary assumptions. It is possible that the IRS could disagree with KPMG's opinion.

     Because  the  Merger  will  end the tax year of  Atlas  Fund,  the Fund may accelerate  distributions from Atlas Fund to shareholders.  Specifically,  Atlas
Fund will  recognize  any net  investment  company  taxable  income  and any net capital gains,  including those realized on disposition of portfolio  securities in  connection  with the Merger (after  reduction by any available  capital loss carryforwards) or net capital losses in the short tax year ending on the date of the Merger,  and will declare and pay a distribution of such income and any such net capital  gains  remaining  after  reduction  by any  available  capital loss carryforwards to their shareholders on or before that date.

     In addition, a portion of the portfolio assets of Atlas Fund may be sold in connection  with the Merger.  The actual tax impact of such sales will depend on the  difference  between the price at which such  portfolio  assets are sold and
Atlas Fund's basis in such assets.  Any capital gains  recognized in these sales on a net basis will be distributed to Atlas Fund  shareholders  as  capital-gain dividends (to the extent of net realized  long-term  capital gains  distributed)
and/or  ordinary  dividends  (to the extent of net realized  short-term  capital gains  distributed)  during  or with  respect  to the  year of  sale,  and  such distributions will be taxable to shareholders.

                                     MERGER INFORMATION

Reasons for the Merger

     On October 1, 2006, and after approval by  shareholders  of both companies,
Golden West Financial Corporation, the sole shareholder of Atlas Advisers, Inc., merged into a  wholly-owned  subsidiary of Wachovia  Corporation.  Prior to that
merger,   subsidiaries  of  Wachovia   Corporation  and  Golden  West  Financial
Corporation  had managed the  Evergreen  family of funds and the Atlas family of funds,  respectively.  Since October 1, 2006,  management of this newly-combined financial  services  company has evaluated  funds within the Atlas and Evergreen mutual fund families for  opportunities to combine funds in a manner that serves the interests of shareholders of both groups.  The objective of the analysis was to  ensure  that a  consolidated  Atlas  and  Evergreen  fund  family  offered a streamlined,  more complete,  competitive set of mutual funds, while serving the interests of the shareholders.

     In  accordance  with  this  objective,  management  of  the  newly-combined financial  services  company  proposed to the  Trustees of Atlas Fund that Atlas
Fund  merge  into  Oppenheimer  Fund.  OppenheimerFunds,   Inc.,  as  investment
sub-adviser to Atlas Fund and investment  manager to Oppenheimer  Fund,  employs similar  investment  portfolio  strategies for both Funds,  including the use of foreign  and  domestic  high yield  securities  and  certain  structured  notes.
Accordingly,  it was determined that the interests of Atlas Fund's  shareholders would be best served by merging into Oppenheimer Fund.

     At a special  meeting  held on November  14,  2006,  all of the Trustees of
Atlas Funds,  including the  Independent  Trustees,  considered and approved the
Merger.  With  respect to the Merger,  the Atlas  Trustees  determined  that the
Merger was in the best interests of Atlas Fund and its shareholders and that the interests  of  existing  shareholders  of Atlas  Fund  would not be diluted as a result of the transactions contemplated by the Merger. In addition, with respect to the Merger,  the Trustees of  Oppenheimer  Fund  considered  and approved the
Merger at a meeting held on December 19, 2006.  With respect to the Merger,  the
Trustees  determined  that the Merger was in the best  interests of  Oppenheimer
Fund and its  shareholders,  and that the interests of existing  shareholders of
Oppenheimer  Fund  would  not  be  diluted  as  a  result  of  the  transactions contemplated  by the  Merger.  As  discussed  in more  details in the  following paragraphs,  before  approving  the Plan,  the  Trustees of Atlas Fund  reviewed various factors about the Funds and the proposed Merger. The Trustees considered the  relative  size  of the  Funds  as  well  as the  similarity  of the  Funds'
investment  objectives  and  strategies.  The Trustees  evaluated  the potential economies  of scale  associated  with larger  mutual  funds and  concluded  that
operational   efficiencies   may  be  achieved  by  combining  Atlas  Fund  with
Oppenheimer  Fund. As of September 30, 2006, the total assets of Atlas Fund were approximately  $318.1  million  and the total  assets of  Oppenheimer  Fund were approximately $6.9 billion.

     By merging into Oppenheimer Fund,  shareholders of Atlas Fund will have the benefit of a larger fund with similar  investment  objective and  policies,  and greater investment flexibility.

     The  Trustees  of the Atlas  Funds  also  considered  the past  performance history  and the  relative  expenses  for  Atlas  Fund in  comparison  with  its respective  Oppenheimer  Fund.  They noted that the  performance for each of the past  year-to-date,  one-, three- and five-year periods ended September 30, 2006 had been higher for  Oppenheimer  Fund  (without  sales  charges) than for Atlas
Fund.

     The Trustees of Atlas Fund also  considered the relative  expenses of Atlas
Fund as compared to those of Oppenheimer Fund. They noted that the expense ratio of  Oppenheimer  Fund is currently,  and is expected to remain after the Merger, lower than that of Atlas Fund. In addition,  the Board of Atlas Funds considered among other things:

     o the terms and conditions of the Merger;

     o  the  fact  that  the  Merger   would  not  result  in  the  dilution  of
shareholders' interests;

     o the compatibility of and differences between the Funds' investment goals, policies, risks and principal investment strategies;

     o the fact that Atlas Advisers and not shareholders  will bear the expenses incurred by Atlas Fund and Oppenheimer Fund in connection with the Merger;

     o the  fact  that  Oppenheimer  Fund  will  assume  all of  the  identified liabilities of Atlas Fund;

     o the Funds' relative asset sizes;

     o the relative  differences  in the Funds' sales  charges and the fact that following the Merger, former Atlas Fund shareholders will have an exemption from front-end sales charges of OppenheimerFunds family of funds;

     o the fact that the Merger is expected to be  tax-free  for federal  income tax purposes;

     o  the  fact  that  no  gain  or  loss  is  expected  to be  recognized  by shareholders for federal income tax purposes as a result of the Merger;

     o respective tax positions of each Fund as described below;

     o  alternatives  available to  shareholders  of Atlas Fund,  including  the ability to redeem their shares;

     o the investment  experience,  expertise and resources of  OppenheimerFunds and the experience of the investment professionals at OppenheimerFunds  managing the assets of Atlas Fund as sub-advisor;

     o  the  information  described  under  "Summary  of  the  Merger"  in  this
Prospectus/Proxy Statement; and

     o the service features and distribution resources available to shareholders of the Fund and the  anticipated  increased  array  of  investment  alternatives available to shareholders of the OppenheimerFunds' family of funds.

     In connection with their consideration of the Merger, the Trustees of Atlas
Fund met with counsel to Atlas Fund regarding the legal issues involved.

     Accordingly,  for the reasons noted above,  together with other factors and information  considered relevant, and recognizing that there can be no assurance that any economies of scale or other benefits will be realized,  the Trustees of
Atlas  Fund  concluded  that each of the  proposed  Merger  would be in the best interests of Atlas Fund and its shareholders.

     In addition, the Trustees of Oppenheimer Fund approved the Merger on behalf of  Oppenheimer  Fund and its  shareholders.  The Trustees of  Oppenheimer  Fund considered  among other things the minimal impact on  Oppenheimer  Fund and fund expenses,  the potential for economies of scale, the terms and conditions of the
Merger,  the  compatibility  of the Funds'  investment  objectives and principal investment  strategies,  and the fact  that  Oppenheimer  Fund will not bear any expenses incurred by Oppenheimer Fund in connection with the Merger.

Agreement and Plan of Reorganization

     The following summary is qualified in its entirety by reference to the Plan
(a form of which is attached as Exhibit A to this Prospectus/Proxy Statement).

     If the shareholders of Atlas Fund approve the Reorganization Agreement, the
Reorganization  will take place after various  conditions are satisfied by Atlas
Fund and Oppenheimer Fund, including delivery of certain documents.  The Closing
Date is  presently  scheduled  for on or about May 11,  2007 and the  "Valuation
Date"  (which  is  the  business   day   preceding   the  Closing  Date  of  the
Reorganization) is presently scheduled for on or about May 10, 2007.

     If the  shareholders  of Atlas  Fund  vote to  approve  the  Reorganization
Agreement, you will receive Class A shares of Oppenheimer Fund equal in value to the value as of the Valuation Date of your shares of Atlas Fund. Atlas Fund will then be  liquidated  and its  outstanding  shares will be  cancelled.  The stock transfer books of Atlas Fund will be permanently closed at the close of business on the Valuation Date.

     Shareholders  of  Atlas  Fund  who  vote  their  shares  in  favor  of  the
Reorganization  will be electing in effect to redeem  their shares of Atlas Fund at net asset value on the  Valuation  Date,  after  Atlas Fund  subtracts a cash reserve ("Cash Reserve"), if any, and reinvest the proceeds in Class A shares of
Oppenheimer  Fund at net asset value.  The Cash Reserve is an amount retained by
Atlas Fund for the payment of any unknown  liabilities that may mature following the  Reorganization.  Oppenheimer  Fund is not assuming any liabilities of Atlas
Fund except  stated  liabilities  on the Closing  Date  specified on a financial statement.  Atlas  Fund may  recognize  capital  gains or losses on any sales of portfolio  securities  made  prior to the  Reorganization.  The sales of certain portfolio securities contemplated in the Reorganization are anticipated to be in the ordinary course of business of Atlas Fund's activities and are required as a condition to the Reorganization.  Following the Reorganization and final payment of the Cash  Reserve,  if any,  Atlas  Fund shall  take all  necessary  steps to complete its liquidation and effect a complete dissolution of the Fund.

     Under the Reorganization  Agreement,  either Atlas Fund or Oppenheimer Fund may abandon and terminate the Reorganization  Agreement for any reason and there shall be no liability for damages or other recourse available to the other Fund, provided,  however,  that in the  event  that one of the  Funds  terminates  the
Reorganization  Agreement  without  reasonable  cause,  it shall,  upon  demand, reimburse the other Fund for all expenses,  including  reasonable  out-of-pocket expenses and fees incurred in connection with the Reorganization Agreement.

     To the  extent  permitted  by  law,  the  Funds  may  agree  to  amend  the
Reorganization  Agreement without shareholder  approval.  They may also agree to terminate  and abandon the  Reorganization  at any time before or, to the extent permitted by law, after the approval of shareholders of Atlas Fund.

     Whether  or not the  Merger is  consummated,  Atlas  Advisers  will pay the expenses  incurred by Atlas Fund and  Oppenheimer  Fund in  connection  with the
Merger (including the cost of a proxy-soliciting agent) other than out-of-pocket expenses  of each Fund.  No portion of the  expenses  will be borne  directly or indirectly by Atlas Fund, Oppenheimer Fund or their respective shareholders.

     If Atlas Fund shareholders do not approve the Merger, the Trustees of Atlas
Fund will consider  other  possible  courses of action in the best  interests of
Atlas Fund and its shareholders.

Federal Income Tax Consequences

     The Merger is  intended to qualify  for  federal  income tax  purposes as a tax-free  reorganization  under section  368(a) of the Internal  Revenue Code of
1986,  as amended  (the  "Code").  As a condition  to the closing of the Merger,
Atlas Fund and Oppenheimer  Fund will receive an opinion from KPMG to the effect that,  on the  basis of the  existing  provisions  of the  Code,  U.S.  Treasury regulations issued thereunder,  current administrative rules, pronouncements and court decisions, for federal income tax purposes:

     (1) The transfer of substantially all of the assets of Atlas Fund solely in exchange for shares of Oppenheimer  Fund and the assumption by Oppenheimer  Fund of the  identified  liabilities  of Atlas Fund followed by the  distribution  of
Oppenheimer  Fund's shares to the  shareholders  of Atlas Fund in liquidation of
Atlas Fund will  constitute  a  "reorganization"  within the  meaning of section
368(a) of the Code, and Oppenheimer  Fund and Atlas Fund should each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

     (2) No gain or loss will be recognized by Oppenheimer Fund upon the receipt of the assets of Atlas Fund  solely in  exchange  for the shares of  Oppenheimer
Fund and the  assumption by Oppenheimer  Fund of the  identified  liabilities of
Atlas Fund;

     (3) No gain or loss will be recognized by Atlas Fund on the transfer of its assets to  Oppenheimer  Fund in exchange for  Oppenheimer  Fund's shares and the assumption by Oppenheimer  Fund of the  identified  liabilities of Atlas Fund or upon the distribution of Oppenheimer Fund's shares to Atlas Fund's  shareholders in exchange for their shares of Atlas Fund;

     (4) No gain or loss will be  recognized by Atlas Fund's  shareholders  upon the  exchange of their  shares of Atlas Fund for shares of  Oppenheimer  Fund in liquidation of Atlas Fund;

     (5) The aggregate tax basis of the shares of  Oppenheimer  Fund received by each  shareholder  of Atlas Fund  pursuant to the Merger will be the same as the aggregate  tax  basis of the  shares  of  Atlas  Fund  held by such  shareholder immediately  prior to the  Merger,  and the  holding  period  of the  shares  of
Oppenheimer  Fund received by each  shareholder of Atlas Fund should include the period during which the shares of Atlas Fund  exchanged  therefore  were held by such shareholder  (provided that the shares of Atlas Fund were held as a capital asset on the date of the Merger); and

     (6) The tax basis of the assets of Atlas Fund acquired by Oppenheimer  Fund will be the same as the tax basis of such assets to Atlas Fund immediately prior to the Merger, and the holding period of such assets in the hands of Oppenheimer
Fund shall include the period during which such assets were held by Atlas Fund.

     The  opinion  will be  based  on  certain  factual  certifications  made by officers of Atlas Fund and Oppenheimer  Fund and will also be based on customary assumptions.  It is possible that the IRS could  disagree  with KPMG's  opinion.
Opinions of counsel are not binding  upon the  Internal  Revenue  Service or the courts.  If the  Merger  is  consummated  but does  not  qualify  as a  tax-free reorganization  under the Code, a  shareholder  of Atlas Fund would  recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Atlas Fund shares and the fair market value of Oppenheimer Fund shares he or she received.  Shareholders  of Atlas Fund should  consult their tax advisors regarding  the effect,  if any, of the  proposed  applicable  Merger in light of their individual  circumstances.  Since the foregoing discussion relates only to the federal income tax  consequences  of the Merger,  shareholders of Atlas Fund should  also  consult  their  tax  advisors  as  to  the  state  and  local  tax consequences, if any, of the Merger.

     A portion of the  portfolio  assets of Atlas Fund may be sold in connection with the  Merger.  The  actual  tax  impact  of such  sales  will  depend on the difference  between the price at which such portfolio  assets are sold and Atlas
Fund's basis in such assets.  Any net capital  gains  recognized  in these sales will be distributed to Atlas Fund shareholders as capital gain dividends (to the extent of net realized  long-term  capital gains) and/or ordinary  dividends (to the extent of net realized  short-term  capital gains) during or with respect to year of sale, and such distributions will be taxable to shareholders.

     Prior to the closing of the Merger,  Atlas Fund will declare a distribution to shareholders,  which together with all previous distributions,  will have the effect of  distributing to  shareholders  all of its investment  company taxable income  (computed  without  regard to the deduction for dividends  paid) and net capital gains,  including those realized on disposition of portfolio  securities in  connection  with the Merger (after  reduction by any available  capital loss carryforwards),  if any, through the closing of the Merger.  Such  distributions will be taxable to shareholders.

     As noted above, Atlas Fund had unutilized capital loss carryovers as of the end of its  fiscal  year  end.  The  final  amount of  unutilized  capital  loss carryovers for Atlas Fund is subject to change and will not be determined  until the time of the Reorganization.

 Fund (Fiscal Year End)      Unutilized Capital Loss
                                   Carryovers
--------------------------------------------------------
 Atlas Strategic Income            $ 2,404,000
         Fund
  (December 31, 2005)

Oppenheimer Fund also had unutilized  capital loss carryovers as of the end of its fiscal year end.

                                Unutilized Capital Loss
   Fund (Fiscal Year End)             Carryovers
-----------------------------------------------------------
Oppenheimer Strategic Income        $ 963,979,042.
           Fund
    (September 30, 2006)

Pro Forma Capitalization

     Information  concerning  the  pro  forma  capitalization  of  each  Fund is contained in Exhibit B to this Prospectus/Proxy Statement.

Distribution of Shares

     OppenheimerFunds Distributor,  Inc., ("OFDI"), a subsidiary of OFI, acts as underwriter of the shares of Oppenheimer  Fund. Atlas  Securities,  Inc. ("Atlas
Securities"),  a subsidiary of Wachovia  Corporation.,  acts as  underwriter  of shares of Atlas Fund. The underwriters distribute each Fund's shares directly or
through  broker-dealers,   banks  (including  Wachovia  Bank,  N.A.),  or  other
financial  intermediaries.  Oppenheimer  Fund  involved in the  proposed  Merger offers the following  classes of shares:  Class A, Class B, Class C, Class N and
Class Y. Only Class A shares are  involved in the Merger.  Atlas Fund offers one class of  shares,  and that  class is  involved  in the  Merger.  Each  class of
Oppenheimer  Fund shares has a separate  distribution  arrangement and bears its
own   distribution   expenses   (See   "Distribution-Related   and   Shareholder
Servicing-Related Expenses" below).

     The following is a summary  description of charges and fees for the Class A shares of Oppenheimer  Fund that will be received by Atlas Fund  shareholders in
the  Merger.  More  detailed  descriptions  of  the  distribution   arrangements
applicable  to the Class A shares of  Oppenheimer  Fund and shares of Atlas Fund are contained in each Fund's prospectus and statement of additional information.

     Sales Charges and Other Related Fees.  Class A shares of  Oppenheimer  Fund may pay a front-end  initial  sales charge of up to 4.75% of the offering  price and,  as  indicated  below,  are  subject to  distribution-related  fees.  For a description of the front-end sales charge  applicable to the purchase of Class A shares see "How Can You Buy Class A Shares?" in the  prospectus  of  Oppenheimer
Fund. No front-end sales charge will be imposed on Class A shares of Oppenheimer
Fund received by Atlas Fund shareholders as a result of the Merger.  Oppenheimer
Fund does not charge a redemption fee. In addition,  all subsequent purchases by former  shareholders  of Atlas Fund of Class A shares of Oppenheimer  Fund or of
Class A shares of any other  Oppenheimer  Fund that is available for exchange to shareholders of Oppenheimer Fund will be made at NAV Privilege.

     Atlas Fund does not  impose a sales  charge for  purchases  of its  shares.
Atlas Fund does not charge a redemption fee. See "Summary of the Merger" in this document and "Risk/Return  Summary and Fund Expenses" in Atlas Fund's prospectus for more information.

     Distribution-Related    and   Shareholder    Servicing-Related    Expenses.
Oppenheimer  Fund has adopted a Service Plan for Class A shares.  It  reimburses
OFDI for a portion of its costs incurred for services  provided to accounts that hold Class A shares.  Reimbursement is made quarterly at an annual rate of up to
0.25% of the average  annual net assets of Class A shares of  Oppenheimer  Fund.
OFDI currently uses all of those fees to pay dealers,  brokers,  banks and other
financial   institutions   periodically  for  providing   personal  service  and
maintenance of accounts of their customers that hold Class A shares.

     Atlas Fund has adopted a Rule 12b-1 plan under which Atlas Fund may pay for distribution-related  expenses and shareholder  servicing fees at an annual rate which may not exceed 0.25% of Atlas Fund's  average  daily net assets.  For more information about distribution-related and shareholder servicing-related fees of
Atlas Fund, see "Fund Management -- The Distributor and the  distribution  plan"
in Atlas Fund's prospectus and "Investment  Advisory and Other Services -- 12b-1
Distribution Plan" in its statement of additional information, and "Distribution and Service (12b-1) Plans" in Oppenheimer Fund's  prospectus,  and "Distribution and Service Plans" in its statement of additional information.

Calculating the Share Price

     Oppenheimer  Fund calculates the net asset value of each class of shares as of the close of the NYSE on each day the NYSE is open for trading  (referred  to as a "regular  business day").  The NYSE normally  closes at 4:00 p.m.,  Eastern time, but may close earlier on some days.

     The net asset value per share for a class of shares on a "regular  business day" is  determined  by  dividing  the value of  Oppenheimer  Fund's  net assets attributable to that class by the number of shares of that class  outstanding on that day. To  determine  net asset  values,  Oppenheimer  Fund assets are valued primarily on the basis of current market  quotations.  If market  quotations are not readily available or do not accurately reflect fair value for a security (in
OFI's judgment) or if a security's value has been materially  affected by events occurring  after the close of the  exchange  or market on which the  security is principally  traded,  that  security  may  be  valued  by  another  method  that
Oppenheimer  Fund's  Board of Trustees  ("Oppenheimer  Fund's  Board")  believes accurately  reflects the fair value.  Because some foreign  securities  trade in markets and on exchanges that operate on weekends and U.S. holidays,  the values of some of  Oppenheimer  Fund's  foreign  investments  may  change  on days when investors cannot buy or redeem Fund shares.

     Oppenheimer  Fund's Board has adopted valuation  procedures for Oppenheimer
Fund  and  has  delegated   the   day-to-day   responsibility   for  fair  value
determinations to OFI's Valuation  Committee.  Fair value  determinations by OFI are subject to review,  approval and ratification by Oppenheimer Fund's Board at its  next  scheduled  meeting  after  the fair  valuations  are  determined.  In determining  whether  current market prices are readily  available and reliable,
OFI  monitors  the  information  it  receives  in  the  ordinary  course  of its investment  management  responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by
Oppenheimer  Fund.  Those may include  events  affecting  specific  issuers (for example,  a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting  securities markets (for example, a foreign securities market closes early because of a natural disaster).  Oppenheimer Fund uses fair value pricing  procedures to reflect what OFI and  Oppenheimer  Fund's
Board  believes to be more  accurate  values for  Oppenheimer  Fund's  portfolio securities,  although  it may not always be able to  accurately  determine  such values. In addition,  the discussion of "time zone arbitrage"  describes effects that Oppenheimer Fund's fair value pricing policy is intended to counteract.

     If,  after the close of the  principal  market on which a security  held by
Oppenheimer  Fund is traded and before the time as of which  Oppenheimer  Fund's net asset values are  calculated  that day, a significant  event occurs that OFI learns of and  believes in the  exercise of its  judgment  will cause a material change in the value of that  security  from the closing price of the security on the  principal  market on which it is traded,  OFI will use its best judgment to determine a fair value for that security.

     OFI believes that foreign  securities  values may be affected by volatility that  occurs  in U.S.  markets  on a trading  day  after  the  close of  foreign
securities  markets.   OFI's  fair  valuation  procedures  therefore  include  a
procedure  whereby foreign  securities prices may be "fair valued" to take those factors into account.

Purchase and Redemption Procedures

     Investments  in the Funds are not  insured.  The minimum  initial  purchase requirement  for Class A shares of  Oppenheimer  Fund is $1,000.  There is a $50 minimum for subsequent purchases of shares of Oppenheimer Fund. If the Merger is approved,  Atlas Fund  shareholders  will not be subject to this minimum initial investment requirement.  The minimum initial purchase requirement for Atlas Fund is $2,500, with a $250 minimum for subsequent purchases.  Both Funds reserve the right to reject any purchase order. All funds invested in each Fund are invested in  full  and  fractional  shares.  For  more  information  on the  pricing  and purchasing of shares of each Fund, see "How to Buy Shares," "What is the Minimum
Amount You Must  Invest?"  and "At What Price Are Shares  Sold?" in  Oppenheimer
Fund's prospectus,  and "Doing Business with Atlas" and "Buying Shares" in Atlas
Fund's prospectus.

     Each Fund provides for telephone,  mail, checkwriting or wire redemption of shares at net asset  value as next  determined  after  receipt  of a  redemption request on each day the NYSE is open for trading.  Each Fund  reserves the right to  redeem  in-kind,  under  certain  circumstances,  by  paying  the  redeeming shareholder the proceeds of a redemption in securities rather than in cash. Each
Fund may  involuntarily  redeem  shareholders'  accounts that have less than the minimum initial  investment of invested funds. For more information on redeeming shares of each Fund, see "How to Sell Shares" and "Shareholder Account Rules and
Policies" in  Oppenheimer  Fund's  prospectus,  and "Selling  Shares" and "Other
Account Information" in Atlas Fund's prospectus.

Minimum Balance Fee

     As stated in Oppenheimer Fund's  Prospectus,  a $12 annual "Minimum Balance
Fee" is assessed on each Fund  account with a share  balance  valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account in
September.  For  additional  information  on Fund Account Fees,  please refer to
Oppenheimer  Fund's  statement  of  additional  information.   Oppenheimer  Fund
reserves the authority to modify Fund Account Fees in its discretion.

      Atlas Fund does not assess a small account fee on its accounts.

Short-Term Trading Policy

     Oppenheimer Fund exchange privilege affords investors the ability to switch their  investments  among  Oppenheimer  funds if their  investment needs change.
However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of fund shares may  interfere  with OFI's ability to manage the fund's investments  efficiently,  increase the fund's  transaction  and  administrative costs and/or affect the fund's performance,  depending on various factors,  such as the size of the fund,  the  nature  of its  investments,  the  amount of fund assets  the  portfolio  manager  maintains  in  cash or  cash  equivalents,  the aggregate dollar amount and the number and frequency of trades.  If large dollar amounts are involved in exchange and/or redemption transactions,  the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative  expenses might be increased.

     Therefore,  OFI and  Oppenheimer  Fund's Board of Trustees have adopted the following  policies  and  procedures  to  detect  and  prevent  frequent  and/or excessive exchanges,  and/or purchase and redemption  activity,  while balancing the needs of investors who seek liquidity from their  investment and the ability to exchange  shares as investment  needs change.  There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

     o Timing of Exchanges. Exchanged shares are normally redeemed from one fund and the proceeds are  reinvested  in the fund  selected for exchange on the same regular  business  day on  which  the  Transfer  Agent or its  agent  (such as a financial  intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request  must be received  by the close of the NYSE that day,  which is normally
4:00 p.m.  Eastern  time,  but may be earlier on some days,  in order to receive that day's net asset value on the exchanged  shares.  Exchange requests received after the close of the NYSE will  receive  the next net asset  value  calculated
after  the  request  is  received.   However,   the  Transfer  Agent  may  delay
transmitting  the proceeds  from an exchange for up to five  business days if it determines,  in its  discretion,  that an earlier  transmittal of the redemption proceeds  to the  receiving  fund would be  detrimental  to either the fund from which the  exchange  is being made or the fund into which the  exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received.  In the event that such a delay in the reinvestment of proceeds occurs, the Transfer
Agent will notify you or your financial representative.

     o Limits on Disruptive Activity. The Transfer Agent may, in its discretion, limit or  terminate  trading  activity by any person,  group or account  that it believes would be  disruptive,  even if the activity has not exceeded the policy outlined in this  Prospectus.  The  Transfer  Agent may review and  consider the history of frequent  trading  activity in all accounts in the Oppenheimer  funds known to be under common  ownership  or control as part of the Transfer  Agent's procedures to detect and deter excessive trading activity.

     o Exchanges of Client Accounts by Financial Advisers.  Oppenheimer Fund and
the  Transfer  Agent  permit  dealers  and  financial  intermediaries  to submit exchange  requests on behalf of their customers (unless the customer has revoked that authority). OFDI and/or the Transfer Agent have agreements with a number of financial  intermediaries  that permit them to submit exchange orders in bulk on behalf of their  clients.  Those  intermediaries  are  required  to  follow  the exchange policies stated in this Prospectus and to comply with additional,  more stringent restrictions. Those additional restrictions include limitations on the funds  available  for  exchanges,  the  requirement  to give  advance  notice of exchanges to the Transfer Agent,  and limits on the amount of client assets that may be invested in a particular  fund. A fund or the Transfer Agent may limit or refuse bulk exchange requests submitted by such financial  intermediaries if, in the Transfer Agent's judgment,  exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

     o  Redemptions  of Shares.  These  exchange  policy  limits do not apply to redemptions of shares.  Shareholders are permitted to redeem their shares on any regular  business day,  subject to the terms of Oppenheimer  Fund's  prospectus.
Further  details are provided under "How to Sell Shares" in  Oppenheimer  Fund's prospectus.

     o Right to Refuse  Exchange and Purchase  Orders.  OFDI and/or the Transfer
Agent may refuse any purchase or exchange order in their  discretion and are not obligated to provide  notice  before  rejecting an order.  Oppenheimer  Fund may amend, suspend or terminate the exchange privilege at any time. You will receive
60  days'  notice  of any  material  change  in the  exchange  privilege  unless applicable law allows otherwise.

     o Right to Terminate or Suspend Account Privileges.  The Transfer Agent may
send a written warning to direct  shareholders  that the Transfer Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange  privileges  for any account that the  Transfer  Agent  determines,  in carrying out these policies and in the exercise of its  discretion,  has engaged in disruptive or excessive trading activity, with or without such warning.

     o Omnibus  Accounts.  If you hold your shares of Oppenheimer Fund through a financial  intermediary  such as a broker-dealer,  a bank, an insurance  company separate  account,  an  investment  adviser,  an  administrator  or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name
(these are sometimes  referred to as "omnibus" or "street name" accounts),  that financial  intermediary  may  impose  its own  restrictions  or  limitations  to discourage  short-term or excessive  trading.  You should consult your financial intermediary  to find out what trading  restrictions,  including  limitations on exchanges, they may apply.

     While  Oppenheimer  Fund,  OFDI,  OFI  and  the  Transfer  Agent  encourage financial intermediaries to apply Oppenheimer Fund's policies to their customers who invest indirectly in Oppenheimer Fund, the Transfer Agent may not be able to detect  excessive  short term trading  activity  facilitated  by, or in accounts
maintained   in,  the  "omnibus"  or  "street  name"  accounts  of  a  financial intermediary.  Therefore  the  Transfer  Agent  might not be able to apply  this policy to accounts  such as (a)  accounts  held in omnibus form in the name of a broker-dealer  or other financial  institution,  or (b) omnibus accounts held in the name of a  retirement  plan or 529 plan  trustee  or  administrator,  or (c)
accounts held in the name of an insurance  company for its separate  account(s), or (d) other  accounts  having  multiple  underlying  owners but registered in a manner such that the  underlying  beneficial  owners are not  identified  to the
Transfer Agent.

     However,  the Transfer Agent will attempt to monitor  overall  purchase and redemption  activity in those  accounts to seek to  identify  patterns  that may suggest  excessive  trading by the  underlying  owners.  If evidence of possible excessive  trading  activity is observed by the Transfer  Agent,  the  financial intermediary  that is the  registered  owner  will be  asked to  review  account activity,  and to confirm to the  Transfer  Agent and the fund that  appropriate action has been taken to curtail any excessive  trading activity.  However,  the
Transfer  Agent's ability to monitor and deter excessive  short-term  trading in omnibus  or street  name  accounts  ultimately  depends  on the  capability  and cooperation of the financial intermediaries controlling those accounts.

     Additional  Policies and Procedures.  Oppenheimer  Fund's Board has adopted the following  additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

     o 30-Day Limit. A direct shareholder may exchange some or all of the shares of Oppenheimer Fund held in his or her account to another  eligible  Oppenheimer fund once in a 30  calendar-day  period.  When shares are exchanged  into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the  exchange.  The block will apply to the full account balance and not just to the amount  exchanged into the account.  For  example,  if a  shareholder  exchanged  $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000,  then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further  exchanges into another fund for a period of 30 calendar days. A "direct  shareholder"  is one whose account is registered on Oppenheimer
Fund's  books  showing  the name,  address  and tax ID number of the  beneficial owner.

     o Exchanges Into Money Market Funds. A direct shareholder will be permitted to exchange  shares of a stock or bond fund for shares of a money market fund at any time, even if the  shareholder  has exchanged  shares into the stock or bond fund  during the prior 30 days.  However,  all of the shares  held in that money market fund would then be blocked from further  exchanges  into another fund for
30 calendar days.

     o Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions  from  one  fund  to  purchase  shares  of  another  fund  and the conversion  of  Class B  shares  into  Class A  shares  will  not be  considered exchanges for purposes of imposing the 30-day limit.

     o Asset Allocation.  Third-party asset allocation and rebalancing  programs will be subject to the 30-day limit described above. Asset allocation firms that want to  exchange  shares held in  accounts  on behalf of their  customers  must identify  themselves to the Transfer  Agent and execute an  acknowledgement  and agreement to abide by these policies with respect to their customers'  accounts.
"On-demand"  exchanges outside the parameters of portfolio  rebalancing programs will be subject to the  30-day  limit.  However,  investment  programs  by other
Oppenheimer   "funds-of-funds"   that  entail   rebalancing  of  investments  in
underlying Oppenheimer funds will not be subject to these limits.

     o Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer
Agent will not be subject to the 30-day block as a result of those  automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

     The Atlas  Funds  have also  adopted  policies  and  procedures  reasonably designed to monitor fund trading activity and discourage disruptive trading and, in cases where disruptive  trading activity is detected,  to take action to stop such activity.  These  policies may be modified at any time without  shareholder notice  but not with the  intent  to allow  market  timing.  When  Atlas  Fund's management  believes  frequent trading activity by any person,  group or account would have a disruptive  effect on a fund's  ability to manage its  investments,
Atlas Fund will reject  uniformly  purchase  orders and/or  exchanges into Atlas
Fund. The history of exchange activity in all accounts under common ownership or control with Atlas Fund complex may be considered  with respect to the review of excessive exchange activity.  Atlas Fund's management considers certain factors, such as transaction  size,  type of  transaction,  frequency of transaction  and trade history,  when determining whether to reject a purchase order or terminate or restrict exchange privileges.

Exchange Privileges

     Shareholders  of  Oppenheimer  Fund may exchange their shares for shares of the same class of another  Oppenheimer fund that offers the exchange  privilege.
For example,  you can exchange Class A shares of Oppenheimer Fund only for Class
A shares of another fund. To exchange shares, Oppenheimer Fund shareholders must meet several conditions:

     o Shares of the fund  selected for exchange  must be available  for sale in your state of residence.

     o The prospectus of the selected fund must offer the exchange privilege.

     o When a shareholder establishes an account, he or she must hold the shares he or she buys for at least seven days before you can exchange them.  After your account is open for seven days, you can exchange shares on any regular  business day, subject to the limitations described below.

     o The  shareholder  must meet the  minimum  purchase  requirements  for the selected fund.

     o  Generally,  exchanges  may be made only between  identically  registered accounts,  unless all account owners send written exchange  instructions  with a signature guarantee.

     o Before  exchanging into a fund,  shareholders  must obtain its prospectus and should read it carefully.

     For tax purposes, an exchange of shares of Oppenheimer Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging.  An  exchange  may  result in a capital  gain or loss.  Shareholders should consult with their tax advisors

     Shareholders  can find a list of the  Oppenheimer  funds that are currently available for exchanges in the Statement of Additional  Information  or they can obtain a list by calling a service  representative at 1.800.225.5677.  The funds available for exchange can change from time to time.

     A contingent  deferred sales charge (CDSC) is not charged when you exchange shares of Oppenheimer Fund for shares of another  Oppenheimer fund.  However, if shareholders  exchange their shares during the applicable  CDSC holding  period, the  holding  period  will  carry  over to the fund  shares  that they  acquire.
Similarly,  if shareholders  acquire shares of Oppenheimer  Fund in exchange for shares of another  Oppenheimer  fund that are subject to a CDSC holding  period, that holding period will carry over to the acquired shares of Oppenheimer  Fund.
In either of these situations,  a CDSC may be imposed if the acquired shares are redeemed before the end of the CDSC holding period that applied to the exchanged shares.

     There are a number of other special  conditions and limitations  that apply to certain types of exchanges.  These conditions and circumstances are described in  detail  in the  "How to  Exchange  Shares"  section  of  Oppenheimer  Fund's
Statement of Additional Information.

     Holders of shares of Atlas Fund may exchange their shares for shares of the same class of any other fund within its fund  family.  Exchanges  between  Atlas
Fund  accounts will be accepted only if the  registrations  are identical  (same name, address and taxpayer  identification number). Atlas Fund does not impose a sales charge on exchanges.  An exchange within the Atlas fund family  represents an initial  investment  in  another  fund and must meet any  minimum  investment requirements imposed by such fund. Atlas Fund has no express limit on the number of exchanges. However, Atlas Fund may modify or terminate the exchange privilege at any time.  Atlas Fund's  management or adviser may determine from the amount, frequency and pattern of exchanges  that a  shareholder  is engaged in excessive trading that is detrimental to Atlas Fund and its shareholders.  If this occurs,
Atlas Fund may terminate the  availability of exchanges to that  shareholder and may bar that  shareholder  from  purchasing  other Atlas  Funds.  An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.
Atlas  Fund  reserves  the right to  reject  any  purchase  or  exchange  and to terminate  an  investor's  investment  or  exchange  privileges  if  Atlas  Fund determines  that  the  trading  activity  by  the  investor  may  be  materially detrimental to the interests of long-term shareholders.

     For more  information on each Fund's current exchange  procedures,  and the requirements and limitations  attendant thereto, see "How to Exchange Shares" in
Oppenheimer  Fund's prospectus and "Other Account  Information -- Exchanges" and
"Other Account  Information -- Frequent  Trading of Fund Shares" in Atlas Fund's
prospectus.

Distribution and Tax Policies

     Each  Fund  distributes  its  net  realized  gains  at  least  annually  to shareholders  of record on the  dividend  record  date and  intends  to  declare dividends  from its  investment  company  taxable  net  income  on each  regular business day and to pay those dividends monthly.

     Dividends and distributions are reinvested in additional shares of the same class of the respective Fund, or paid in cash, as a shareholder has elected. For further  information  concerning each Fund's  dividends,  distributions  and tax
treatment,   see  "Other  Account  Information  --  Taxes"  and  "Other  Account
Information  --Dividends  and  distributions"  in Atlas  Fund's  prospectus  and
"Taxation of the Funds" in Atlas Fund's statement of additional  information and
"Dividends,  Capital  Gains and Taxes" in  Oppenheimer  Fund's  prospectus.  For information on the tax  consequences  to Atlas Fund  shareholders of the Merger, see the section  titled "Merger  Information - Federal Income Tax  Consequences"
herein.

     After the Merger, shareholders of Atlas Fund who have elected to have their
dividends   and/or   distributions   reinvested   will  have  dividends   and/or
distributions received from Oppenheimer Fund reinvested in Class A shares of the
Oppenheimer  Fund.  Shareholders  of  Atlas  Fund who have  elected  to  receive
dividends   and/or   distributions   in  cash  will  receive   dividends  and/or
distributions from Oppenheimer Fund in cash after the Merger, although they may, after the Merger, elect to have such dividends and/or  distributions  reinvested in additional shares of the Oppenheimer Fund.

     Each Fund is qualified  and intends to continue to qualify to be treated as regulated  investment  companies  under  the  Code.  To  remain  qualified  as a regulated investment company, a Fund must distribute at least 90% of its taxable and  tax-exempt  income.  While so  qualified,  so long as the Fund  distributes substantially  all of its net investment  company taxable and tax-exempt  income and any net realized  gains to  shareholders,  it is expected that the Fund will not be required to pay any federal income taxes on the amounts so distributed. A
4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet  certain  distribution  requirements  by the end of each  calendar year. Each Fund anticipates meeting such distribution requirements.

                            INFORMATION ON SHAREHOLDERS' RIGHTS

Form of Organization

     Oppenheimer Fund is an open-end,  diversified management investment company registered with the SEC under the 1940 Act, which continuously  offers shares to the public.  Oppenheimer Fund is organized as a Massachusetts business trust and is governed by its Amended and Restated Declaration of Trust (referred to herein as  "Declaration  of  Trust"),  Amended  By-Laws,  a Board  of  Trustees  and by
applicable Massachusetts and federal law. Atlas Fund is a series of Atlas Funds, an open-end management investment company registered with the SEC under the 1940
Act, which continuously offers shares to the public. Atlas Funds is organized as a Delaware  statutory trust and is governed by its Amended  Declaration of Trust
(referred  to herein as the "Trust  Agreement"),  Restated  By-Laws,  a Board of
Trustees and by applicable Delaware and federal law.

Shareholder Liability

     Atlas Fund

     Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same  limitation  of  personal  liability  extended  to  stockholders  of
Delaware corporations. Other than in a limited number of states, no such similar statutory or other  authority  limiting  statutory trust  shareholder  liability exists. As a result, to the extent that each Trust or one of its shareholders is subject  to the  jurisdiction  of a court  that  does not  apply  Delaware  law, shareholders  of each Trust may be subject to  liability.  To guard against this risk,  the Trust  Agreement  of the Atlas  Funds (a)  provides  that any written obligation of the Trust may contain a statement that such obligation may only be enforced  against the assets of the Trust or the  particular  series in question and the obligation is not binding upon the  shareholders of the Trust;  however, the omission of such a disclaimer will not operate to create personal  liability for any shareholder;  and (b) provides for indemnification out of Trust property of any  shareholder  held  personally  liable for the  obligations of the Trust.
Accordingly,  the risk of a shareholder  of the Trust  incurring  financial loss beyond that shareholder's investment because of shareholder liability is limited to  circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual  limitation of liability was in effect; and (iii) the relevant Trust itself is unable to meet its  obligations.  In light of Delaware law, the nature of each  Trust's  business,  and the nature of its assets,  the risk of personal liability to a shareholder of each Trust is remote.

     Oppenheimer Fund

     Oppenheimer  Fund's  Declaration of Trust contains an express disclaimer of shareholder  liability for Oppenheimer Fund's obligations.  It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request,  Oppenheimer Fund shall assume the defense of any claim made against a shareholder  for any act or obligation of Oppenheimer  Fund and shall  satisfy  any  judgment  on that  claim.  Massachusetts  law permits a shareholder of a business trust (such as Oppenheimer Fund) to be held personally liable  as a  "partner"  under  certain  circumstances.  However,  the risk that
Oppenheimer Fund shareholder will incur financial loss from being held liable as
a  "partner"  of  Oppenheimer   Fund  is  limited  to  the   relatively   remote
circumstances in which Oppenheimer Fund would be unable to meet its obligations.

     Oppenheimer  Fund's  contractual  arrangements  state that any person doing business with Oppenheimer Fund (and each shareholder of Oppenheimer Fund) agrees under its Declaration of Trust to look solely to the assets of Oppenheimer  Fund for  satisfaction of any claim or demand that may arise out of any dealings with
Oppenheimer  Fund and that the Trustees shall have no personal  liability to any such person, to the extent permitted by law.

Shareholder Meetings and Voting Rights

     Atlas Fund

     The Atlas Funds,  on behalf of Atlas Fund,  are not required to hold annual meetings of  shareholders.  Atlas Fund does not currently intend to hold regular shareholder meetings. In addition, with respect to the Atlas Funds, a meeting of shareholders must be called when requested by the holders of at least 10% of the outstanding shares of the Atlas Funds (or series or class thereof as applicable)
for such purpose as is stated in the shareholder meeting request.  Atlas Fund is also  required  to call a meeting of  shareholders  for the  purpose of electing
Trustees  if, at any time,  less than a majority of the  Trustees  then  holding office were elected by shareholders.  Cumulative voting is not permitted. Except when a larger quorum is required by the applicable  governing documents or other law, with respect to Atlas Fund, one-third of the outstanding shares entitled to vote constitutes a quorum for consideration of a matter.  For Atlas Fund, when a quorum is  present,  a  majority  of the  shares  cast and  entitled  to vote is sufficient  to act on a matter  (other  than the  election  of Trustees of Atlas
Fund, which requires a plurality,  or unless otherwise  specifically required by the applicable governing documents or other law, including the 1940 Act).

     Oppenheimer Fund

     As a  Massachusetts  business  trust,  Oppenheimer  Fund is not required to hold, and does not plan to hold,  regular annual meetings of  shareholders,  but may hold  shareholder  meetings  from time to time on important  matters or when required  to do so by the  Investment  Company  Act  or  other  applicable  law.
Shareholders have the right, upon a vote or declaration in writing of two-thirds of the  outstanding  shares of the Fund,  to remove a Trustee  or to take  other action described in the Fund's Declaration of Trust.

     Oppenheimer  Fund's Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written  request of the record  holders of 10%
of its outstanding shares. If Oppenheimer Fund's Trustees receive a request from at least 10  shareholders  stating  that they  wish to  communicate  with  other shareholders  to  request a  meeting  to remove a  Trustee,  Oppenheimer  Fund's
Trustees will then either make Oppenheimer  Fund's shareholder list available to the  applicants or mail their  communication  to all other  shareholders  at the applicants'  expense.  The  shareholders  making  the  request  must  have  been shareholders  for at least six months and must hold shares of  Oppenheimer  Fund valued at  $25,000 or more or  constituting  at least 1% of  Oppenheimer  Fund's outstanding  shares. The Trustees may also take other action as permitted by the
Investment Company Act.

     Under  the  Declaration  of  Trust  of  Oppenheimer  Fund,  each  share  of
Oppenheimer  Fund will be  entitled to one vote for each dollar or fraction of a dollar of net asset value applicable to such share. Under the Trust Agreement of the Atlas Funds,  as to any matter on which the shareholder is entitled to vote, each whole share of Atlas Fund is entitled to one vote and each fractional share is entitled to a proportionate fractional vote.

     The  foregoing  is  only  a  summary  of  certain  characteristics  of  the operations  of the  Declaration  of Trust  of  Oppenheimer  Fund  and the  Trust
Agreement  of  the  Atlas  Funds,   their  respective   By-Laws  and  applicable
Massachusetts law and applicable Delaware law and is not a complete  description of those documents or law.  Shareholders  should refer to the provisions of such
Declaration of Trust, Trust Agreement, By-Laws, applicable Massachusetts law and applicable Delaware law directly for more complete information.

                         VOTING INFORMATION CONCERNING THE MEETING

     This Prospectus/Proxy Statement is being sent to shareholders of Atlas Fund in connection  with a solicitation  of proxies by the Trustees of Atlas Fund, to be used at the Special  Meeting of  Shareholders  (the  "Meeting") to be held at
1:00 p.m.,  Eastern  time,  on February  27,  2007,  at the offices of Evergreen
Investment Management Company, LLC, 200 Berkeley Street,  Boston,  Massachusetts
02116,   and  at   any   adjournment(s)   or   postponement(s)   thereof.   This
Prospectus/Proxy  Statement,  along with the Notice of the  Meeting  and a proxy card, are first being mailed to  shareholders  of Atlas Fund on or about January
29, 2007.  Only  shareholders  of record as of the close of business on December
29, 2006 (the "Record  Date") will be entitled to receive notice of, and to vote at, the Meeting or any adjournment(s)  thereof. The costs incurred in connection with the  solicitation  of proxies and the costs of holding the Meeting  will be borne by Atlas Advisers.

     If the enclosed form of proxy is properly  executed and returned in time to be  voted at the  Meeting,  the  proxies  named  therein  will  vote the  shares represented by the proxy in accordance  with the  instructions  marked  thereon.
Signed but unmarked proxies on which no instructions are given will be voted FOR the proposed  Merger and FOR any other matter deemed  appropriate.  Proxies that reflect  abstentions  and "broker  non-votes"  (i.e.,  shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons  entitled to vote and (ii) the broker or nominee  does not have  discretionary  voting  power on a  particular  matter)  will be counted as shares that are present and  entitled to vote for  purposes of  determining  the presence  of a quorum.  Assuming  a quorum is  present,  abstentions  and broker non-votes  will have the effect of being counted as votes against the Merger.  A proxy may be  revoked  at any time on or before  the  Meeting  by (i)  sending a signed,  written  letter of  revocation  to the  Secretary  of Atlas Fund at the address  set  forth on the  cover of this  Prospectus/Proxy  Statement  which is received  by Atlas  Fund  prior to the  Meeting;  (ii)  properly  executing  and delivering  a  subsequent  proxy,  which is  received by Atlas Fund prior to the
Meeting;  or  (iii)  by  attending  the  Meeting,  requesting  a  return  of any previously  delivered  proxy and voting in  person.  Unless  revoked,  all valid proxies will be voted in accordance with the  specifications  thereon or, in the absence of such specifications, FOR approval of the Merger contemplated thereby.

     The  holders of a majority  of the shares of Atlas Fund  outstanding  as of
Record Date present in person or represented by proxy,  will constitute a quorum for the  transaction of business at the Meeting  although a larger number may be required to approve the proposals.  Assuming a quorum is present at the Meeting, approval of the Merger will require the affirmative  vote of a majority of Atlas
Fund's  outstanding  voting  securities.  A majority of the  outstanding  voting securities  is defined in the 1940 Act as the lesser of (a) 67% of the shares of
Atlas Fund that are  present or  represented  at the Meeting if more than 50% of the shares  outstanding  on the Record Date are present in person or by proxy at the Meeting; or (b) more than 50% of the shares of Atlas Fund outstanding on the
Record Date.

     In voting for the Merger,  each share of Atlas Fund will be entitled to one vote. Fractional shares are entitled to proportionate shares of one vote.

     Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by  telephone,  through  the  Internet  or  personal  telephone solicitations  conducted by officers or other representatives of Atlas Fund (who will not be paid for their soliciting  activities).  In addition,  Altman Group,
Inc., Atlas Fund's proxy solicitor,  may make proxy solicitations.  Altman Group has been engaged to assist the  solicitation  of proxies at an estimated cost of
$45,000,  which is being paid by Atlas  Advisers.  If you wish to participate in the Meeting,  you may submit the proxy card included with this  Prospectus/Proxy
Statement  by mail or by  Internet,  vote by  telephone or attend the Meeting in
person   (See  the  back  of  this   Prospectus/Proxy   Statement   for   voting
instructions.). As discussed above, any proxy given by you is revocable.

     If  Atlas  Fund's  shareholders  do not vote to  approve  the  Merger,  the
Trustees of Atlas Fund will  consider  other  possible  courses of action in the best interests of shareholders. In the event that a quorum is not present at the
Meeting  or,  even if a quorum  is  present,  in the event  sufficient  votes to approve a proposal are not received  before the  Meeting,  the persons  named as proxies may propose one or more  adjournments or postponements of the Meeting to permit further  solicitation of proxies for a reasonable time after the date set for the original Meeting. In addition,  if, in the judgment of the persons named as proxies,  it is advisable to defer action on the proposal,  the persons named as proxies may propose one or more  adjournments or postponements of the Meeting with respect to the  proposal  for a reasonable  time after the date set for the original  Meeting.  An Atlas Fund  shareholder  who objects to a proposed Merger will not be entitled under either  Delaware law or the Trust  Agreement of Atlas
Fund to demand payment for, or an appraisal of, his, her or its shares. However, shareholders  should be aware that the Merger as  proposed  is not  expected  to result in  recognition  of gain or loss to  shareholders  for federal income tax purposes and if the Merger is approved,  shareholders will be free to redeem the shares of  Oppenheimer  Fund  that  they  receive  in the  transaction  at their then-current  net asset  value.  Shareholders  of Atlas Fund may wish to consult their tax advisors as to any  differing  consequences  of redeeming  their Atlas
Fund  shares  prior to the Merger or  exchanging  such  shares in the Merger for
Oppenheimer Fund shares.

     Atlas Fund does not hold annual shareholder  meetings. If the Merger is not approved,  shareholders  wishing  to  submit  proposals  to  be  considered  for inclusion in a proxy statement for a subsequent  shareholder meeting should send their written  proposals to the Secretary of Atlas Fund at the address set forth on the cover of this Prospectus/Proxy Statement so that they will be received by
Atlas Fund in a  reasonable  period of time prior to the time before  Atlas Fund solicits proxies for that meeting.

     NOTICE TO BANKS,  BROKER-DEALERS  AND VOTING  TRUSTEES AND THEIR  NOMINEES.
Please advise Atlas Fund whether other persons are  beneficial  owners of shares for which proxies are being  solicited  and, if so, the number of copies of this
Prospectus/Proxy  Statement needed to supply copies to the beneficial  owners of the respective shares. Atlas Advisers will reimburse bankers, broker-dealers and others for their reasonable expenses in forwarding solicitation materials to the beneficial owners of shares of Atlas Fund.

Shareholder Information

     As of the  Record  Date,  the  following  amount of  shares  of  beneficial interest of Atlas Fund was outstanding:

--------------------------------------------------------------------------------
Atlas Fund                                         Shares Outstanding
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Atlas Strategic Income Fund               73,742,846.712
--------------------------------------------------------------------------------

     As of the Record Date  (December  29,  2006),  the officers and Trustees of
Atlas Funds beneficially owned as a group less than 1% of the outstanding shares
of  Atlas  Fund.  To  Atlas  Fund's  knowledge,   the  following  persons  owned
beneficially or of record more than 5% of the  outstanding  shares of Atlas Fund as of the Record Date:

      For Atlas Fund:

---------------------------------------------------------------------------------
Name and Address           No. of        Percentage of     Percentage of Shares
                            Shares          Shares              After Merger
                                         Before Merger
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Atlas Independence       7,379,716.561       9.986%               0.564%
Flagship Fund
Investment A/C, Attn:
Atlas Fund Acct, 794
Davis Street, 1st
Floor, San Leandro, CA
94577-0279
---------------------------------------------------------------------------------

     As of the Record Date  (December  29,  2006),  the officers and Trustees of
Oppenheimer Fund beneficially owned as a group less than 1% of each class of the outstanding  shares of Oppenheimer  Fund. To the knowledge of Oppenheimer  Fund, the  following  persons  owned  beneficially  or of  record  more than 5% of the outstanding Class A shares of Oppenheimer Fund as listed below, as of the Record
Date:

      For Oppenheimer Fund:

-----------------------------------------------------------------------------------
Name and Address         No. of Shares  Percentage of Shares     Percentage of
                                          of Class Before       Shares of Class
                                               Merger             After Merger
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Charles Schwab & Co,     113,871,068.347        9.22%                8.70%
Inc., Special Custody
Account for the
Exclusive Benefit of
Customers, 101
Montgomery St, San
Francisco, CA 94104-4211
-----------------------------------------------------------------------------------

THE TRUSTEES OF ATLAS FUND RECOMMEND  APPROVAL OF THE MERGER.  ANY EXECUTED
BUT UNMARKED PROXY CARDS WITHOUT  INSTRUCTIONS  TO THE CONTRARY WILL BE VOTED IN
FAVOR OF APPROVAL OF THE MERGER.

                              FINANCIAL STATEMENTS AND EXPERTS

     The statement of additional  information relating to this  prospectus/proxy statement includes the following:  (i) the audited financial statements of Atlas
Fund and Oppenheimer  Fund as listed below,  including the financial  highlights for the periods  indicated therein and the reports of Deloitte & Touche LLP,
Oppenheimer  Fund's  independent  registered  public  accounting  firm and Atlas
Fund's  independent  registered  public  accounting  firm thereon,  and (ii) the financial  statements  of  Atlas  Fund and  Oppenheimer  Fund as  listed  below, including the unaudited  financial  statements and financial  highlights for the periods indicated therein.

--------------------------------------------------------------------------------
                                   Date of Annual       Date of Semi-Annual
                                       Report                  Report
             Fund                                         (if applicable)
                                                            (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Oppenheimer Strategic Income     September 30, 2006             N/A
Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Atlas Strategic Income Fund      December 31, 2005         June 30, 2006
--------------------------------------------------------------------------------

                                   ADDITIONAL INFORMATION

     Atlas  Fund  and  Oppenheimer   Fund  are  subject  to  the   informational
requirements  of the Securities  Exchange Act of 1934, as amended,  and the 1940
Act, and in accordance  therewith file reports and other  information  including proxy material and charter  documents with the SEC. These items can be inspected and copies obtained at the Public Reference Room maintained by the SEC at 100 F.
450 Fifth  Street,  N.E.,  Washington,  D.C.  20549,  and at the SEC's  Regional
Offices  located at 233 Broadway,  New York, New York 10279,  and 175 W. Jackson
Blvd., Suite 900, Chicago, Illinois 60604, at prescribed rates.

                                       OTHER BUSINESS

     The Trustees of Atlas Funds do not intend to present any other  business at the Meeting other than as set forth in the Notice of the Meeting.  If,  however, any other matters are properly brought before the Meeting or any  adjournment(s)
or postponement(s)  thereof, the persons named in properly executed proxies will vote thereon in accordance with their judgment.

January 29, 2007

INSTRUCTIONS FOR EXECUTING PROXY CARDS

     The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense  involved in validating your vote if you fail to sign your proxy card properly.

     1.  INDIVIDUAL  ACCOUNTS:  Sign  your name  exactly  as it  appears  in the
Registration on the proxy card.

     2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card.

     3. ALL OTHER  ACCOUNTS:  The capacity of the  individual  signing the proxy card should be indicated unless it is reflected in the form of Registration. For example:

   REGISTRATION                           VALID SIGNATURE

   CORPORATE ACCOUNTS

   (1) ABC Corp.                          ABC Corp.
   (2) ABC Corp.                          John Doe, Treasurer
   (3) ABC Corp.                          John Doe
      c/o John Doe, Treasurer
   (4) ABC Corp. Profit Sharing Plan                  John Doe, Trustee

   TRUST ACCOUNTS

   (1) ABC Trust                          Jane B. Doe, Trustee
   (2) Jane B. Doe, Trustee                     Jane B. Doe
      u/t/d 12/28/78

   CUSTODIAL OR ESTATE ACCOUNTS

   (1) John B. Smith, Cust.                     John B. Smith
      f/b/o John B. Smith, Jr. UGMA
   (2) John B. Smith                            John B. Smith, Jr., Executor

After completing your proxy card, return it in the enclosed postage paid envelope.

                               OTHER WAYS TO VOTE YOUR PROXY

   VOTE BY TELEPHONE:

1.    Read the Prospectus/Proxy Statement and have your proxy card at hand.
2.    Call the toll-free number indicated on your proxy card.
3.    Enter the control number found on your proxy card.
4.    Follow the simple recorded instructions.

   VOTE BY INTERNET:

1.    Read the Prospectus/Proxy Statement and have your proxy card at hand.
2.    Go to the website indicated on your proxy card and follow the voting instructions.

     The above methods of voting are generally  available 24 hours a day. Do not mail the proxy card if you are voting by telephone or Internet.  If you have any questions about the proxy card,  please call Altman Group,  our proxy solicitor, at 1-800-499-8519 (toll free).

                                                                  EXHIBIT A

                                                               EXECUTION COPY

                            AGREEMENT AND PLAN OF REORGANIZATION

     AGREEMENT AND PLAN OF REORGANIZATION  (the "Agreement") dated as of January
25, 2007 by and among Atlas  Funds,  a Delaware  statutory  trust (the  "Trust")
having  its  principal  place of  business  at 749 Davis  Street,  San  Leandro,
California  94577, on behalf of its series,  Atlas Strategic Income Fund ("Atlas
Fund"),  and  Oppenheimer   Strategic  Income  Fund   ("Oppenheimer   Fund"),  a
Massachusetts  business  trust  having its  principal  place of business at 6803
South  Tucson  Way,  Centennial,  CO 80112,  and,  as to  Section 9 only,  Atlas
Advisers, Inc., a California corporation ("Atlas Advisers").

     WHEREAS,  Atlas Fund is a separate investment series of and the Oppenheimer
Fund is an open-end investment company of the management type;

     WHEREAS,  the  Agreement  is  intended  to provide  for the  reorganization pursuant to Section  368(a)(1) of the Internal  Revenue Code of 1986, as amended
(the  "Code"),  of Atlas Fund through the  acquisition  by  Oppenheimer  Fund of substantially  all of the assets of Atlas Fund in exchange for the voting shares of  beneficial  interest  ("shares")  of  Class A of  Oppenheimer  Fund  and the assumption by Oppenheimer Fund of certain liabilities of Atlas Fund, which Class
A shares of Oppenheimer Fund are to be distributed by Atlas Fund pro rata to its shareholders in complete liquidation of Atlas Fund and complete  cancellation of its shares (the "Reorganization");

     WHEREAS,  the Board of Trustees of Oppenheimer Fund has determined that the
Reorganization is in the best interests of Oppenheimer Fund and its shareholders and that the interests of the existing shareholders of Oppenheimer Fund will not be diluted as a result of the transactions contemplated herein;

     WHEREAS,  the Trustees of the Trust have determined that the Reorganization is in the best  interests of the Atlas Fund and its  shareholders,  and that the interests of the Atlas  Fund's  existing  shareholders  will not be diluted as a result of the transactions contemplated herein;

     NOW,  THEREFORE,  in consideration of the mutual promises herein contained, the parties hereto agree as follows:

     1.  The  parties   hereto   hereby  adopt  this   Agreement   and  Plan  of
Reorganization  pursuant  to  Section  368(a)(1)  of the  Code as  follows:  The reorganization  will be  comprised of the  acquisition  by  Oppenheimer  Fund of substantially  all of the assets of Atlas Fund in exchange for Class A shares of
Oppenheimer Fund and the assumption by Oppenheimer  Fund of certain  liabilities of  Atlas  Fund,  followed  by the  distribution  of  such  Class  A  shares  of
Oppenheimer  Fund to the shareholders of Atlas Fund in exchange for their shares of Atlas Fund,  all upon and subject to the terms of the  Agreement  hereinafter set forth.

     The share transfer  books of Atlas Fund will be  permanently  closed at the close of  business  on the  Valuation  Date (as  hereinafter  defined)  and only redemption requests received in proper form on or prior to the close of business on the  Valuation  Date shall be  fulfilled by Atlas Fund;  redemption  requests received  by Atlas Fund after  that date  shall be treated as  requests  for the redemption  of  the  shares  of  Oppenheimer  Fund  to  be  distributed  to  the shareholder in question as provided in Section 5 hereof.

     2. Subject to requisite  approvals and the other terms and  conditions  set forth herein and on the basis of the  representations  and warranties  contained herein, on the Closing Date (as hereinafter defined), the Trust on behalf of the
Atlas Fund,  agrees to sell,  assign,  convey,  transfer  and deliver all of the assets of Atlas Fund, as set forth in paragraph  2.1, on that date,  excluding a cash reserve (the "Cash Reserve") to be retained by Atlas Fund sufficient in its discretion for the payment of the expenses of Atlas Fund's  dissolution  and its liabilities,  but not in excess of the amount  contemplated  by Section 10E (the
"Assets"),  delivered  in the manner as provided (to the extent  applicable)  in
Section 8, to Oppenheimer Fund, and Oppenheimer Fund agrees in exchange therefor and  against  delivery  thereof,  to (a) issue and  deliver to Atlas Fund on the
Closing Date that number of full and  fractional  Class A shares of  Oppenheimer
Fund,  determined  by dividing:  (i) the aggregate  value of the Assets,  net of liabilities of the Atlas Fund assumed by Oppenheimer Fund in Section (b) hereof, computed in the manner and as of the time and date set forth in  paragraph 3, by
(ii) the net asset value of one  Oppenheimer  Fund share  computed in the manner and as of the time and date set forth in  paragraph  3; and (b)  assume  certain liabilities of Atlas Fund, as set forth in paragraph 2.2 ("Stated Liabilities").

     2.1.  Assets.  The Assets of Atlas Fund to be acquired by Oppenheimer  Fund
shall  consist  of  all  property  owned  by  Atlas  Fund,  including,   without
limitation,  all cash, securities,  commodities,  interests in futures and other
financial  instruments,   claims  (whether  absolute  or  contingent,  known  or
unknown), receivables (including dividends,  interest, principal,  subscriptions and other receivables),  goodwill and other intangible  property,  all books and records  belonging to Atlas Fund,  any deferred or prepaid  expenses shown as an asset on the  books of Atlas  Fund on the  Valuation  Date,  and all  interests, rights,  privileges  and powers,  other than the Cash Reserve as provided for in
Section 2 hereof and other than the Atlas Fund's  rights  under this  Agreement.
Notwithstanding  the prior  sentence,  the  Assets  shall  consist of only those assets as set forth in Atlas Fund's  statement of assets and  liabilities  as of the Closing  Date as  delivered by Atlas Fund to  Oppenheimer  Fund  pursuant to
Section 10.J.

     If requested by Oppenheimer  Fund, Atlas Fund will, within 30 days prior to the Closing Date, furnish Oppenheimer Fund with a list of Atlas Fund's portfolio securities and other  investments,  and  Oppenheimer  Fund will,  within 15 days prior to the Closing Date,  furnish Atlas Fund with a list of the securities and other  instruments,  if any, on Atlas Fund's list  referred to above that do not conform to Oppenheimer Fund's investment objectives,  policies and restrictions.
If requested by  Oppenheimer  Fund,  Atlas Fund will dispose of  securities  and other  instruments  on Atlas Fund's list before the Closing  Date.  If and after
Atlas Fund furnishes  Oppenheimer Fund with the list described above, Atlas Fund will not, without the prior approval of Oppenheimer Fund, acquire any additional securities  other  than  securities  which  Oppenheimer  Fund  is  permitted  to purchase, pursuant to its investment objective and policies or otherwise (taking
into   consideration   its  own   portfolio   composition   as  of  such  date).
Notwithstanding the foregoing, nothing herein will require Atlas Fund to dispose of any portfolio securities or other investments, if, in the reasonable judgment of Atlas Advisers,  such disposition  would adversely affect the tax-free nature of the  Reorganization for federal income tax purposes or would otherwise not be in the best interests of Atlas Fund.

     2.2. Liabilities. The liabilities that Oppenheimer Fund shall assume on the
Closing  Date  pursuant  to  Section 2 hereof  shall  consist  of only (i) those accrued and unpaid  liabilities of Atlas Fund incurred in the ordinary course of business  as set forth in  Schedule  2.2(a)  to this  Agreement  and (ii)  those liabilities  specifically  set  forth  in  Schedule  2.2(b)  to  this  Agreement
(collectively,  the "Stated Liabilities").  The amount of each such liability in
Schedule  2.2(a) to be assumed by Oppenheimer  Fund shall be the amount existing as of the  Valuation  Date as set forth in the document to be delivered by Atlas
Fund to Oppenheimer Fund pursuant to Section 10.J. Oppenheimer Fund shall assume only the Stated Liabilities and shall not assume any other debts, liabilities or obligations  of Atlas  Fund.  Atlas  Fund  shall use its  reasonable  efforts to discharge all of its known liabilities prior to the Valuation Date. Furthermore, other than debts,  liabilities or obligations incurred in the ordinary course of
Atlas Fund's business,  Atlas Fund shall use its reasonable efforts to not incur any other debts, liabilities or obligations prior to Closing.

     3. The net asset value of Class A shares of Oppenheimer  Fund and the value of the  Assets  and  the  amount  of  Stated  Liabilities  of  Atlas  Fund to be transferred  or  assumed  shall in each  case be  determined  as of the close of regular  trading on The New York  Stock  Exchange  on the  Valuation  Date.  The
computation of the net asset value of the Class A shares of Oppenheimer Fund and the Assets and Stated Liabilities of Atlas Fund shall be done in the manner used by Oppenheimer Fund and Atlas Fund, respectively, in the computation of such net asset  value  per share as set forth in their  respective  prospectuses  or such other  valuation  procedures as shall be mutually  agreed upon by Atlas Fund and
Oppenheimer Fund. The methods used by Oppenheimer Fund in such computation shall be applied to the valuation of the Assets and Stated  Liabilities  of Atlas Fund
to be transferred to Oppenheimer Fund.

     Except to the extent prohibited by Rule 19b-1 under the Investment  Company
Act of  1940,  as  amended  (the  "Act"),  Atlas  Fund  shall  declare  and pay, immediately prior to the Valuation Date, a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to Atlas
Fund's  shareholders all of Atlas Fund's  investment  company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any dividends paid) and all of its net capital gain, if any, realized in taxable years  ending on or prior to the Closing Date (after  reduction  for any capital loss carry-forward).

     4.  The  closing  (the   "Closing")   shall  be  held  at  the  offices  of
OppenheimerFunds,  Inc.,  6803 S. Tucson Way,  Centennial,  CO 80112,  and shall occur on or about May 11, 2007, or on such date,  time or at such other place as the Trust and Oppenheimer  Fund may designate or as provided below (the "Closing
Date").  The  business  day  immediately  preceding  the Closing  Date is herein referred to as the "Valuation Date."

     In the event that on the  Valuation  Date either Atlas Fund or  Oppenheimer
Fund has,  pursuant  to the  Investment  Company  Act of 1940,  as amended  (the
"Act"), or any rule, regulation or order thereunder, suspended the redemption of its shares or postponed  payment  therefor,  the Closing Date shall be postponed until the first business day after the date when both Atlas Fund and Oppenheimer
Fund have ceased such suspension or  postponement;  provided,  however,  that if such  suspension  shall  continue  for a period of 60 days beyond the  Valuation
Date, then the other party not effecting a suspension or  postponement  shall be permitted to terminate  the  Agreement  without  liability to any party for such termination.

     5.  Immediately  following  the  actions  contemplated  by Section 2 on the
Closing Date,  the Trust on behalf of Atlas Fund shall  distribute on a pro rata basis to the  shareholders  of record of Atlas Fund as of the Valuation Date the
Class A shares of  Oppenheimer  Fund  received by Atlas Fund on the Closing Date pursuant  to Section  2(a)  hereof in complete  liquidation  of Atlas  Fund.  To accomplish  such  distribution  by the Trust on behalf of Atlas  Fund of Class A shares of Oppenheimer Fund to Atlas Fund's  shareholders,  Oppenheimer Fund will promptly  cause its  transfer  agent to: (a) transfer an  appropriate  number of
Class A shares of Oppenheimer Fund then credited to the account of Atlas Fund on the  books  of  Oppenheimer  Fund to  open  accounts  on the  share  records  of
Oppenheimer Fund in the names of Atlas Fund  shareholders to each shareholder of
Atlas  Fund in  accordance  with a list (the  "Shareholder  List") of Atlas Fund shareholders  that  Atlas  Fund will  cause its  transfer  agent to  deliver  to
Oppenheimer  Fund's  transfer  agent  (which list will  contain the  information specified in the immediately following paragraph); and (b) credit an appropriate number of Class A shares of Oppenheimer  Fund to each shareholder of Atlas Fund, it being agreed that the aggregate  net asset value of Class A Oppenheimer  Fund shares to be so credited to such Atlas Fund  shareholders  shall be equal to the aggregate  net asset  value of the  Atlas  Fund  shares  of owned by Atlas  Fund shareholders on the Closing Date. All issued and  outstanding  Atlas Fund shares will be redeemed or canceled, as the case may be, on the books of Atlas Fund.

     The  Shareholder  List shall  indicate,  as of the close of business on the
Valuation  Date,  the name  and  address  of each  shareholder  of  Atlas  Fund, indicating  the number and percentage  ownership of outstanding  shares of Atlas
Fund owned by each such  shareholder  immediately  prior to the  Closing . Atlas
Fund agrees to supply the  Shareholder  List to Oppenheimer  Fund not later than the Closing Date. The transfer agent for  Oppenheimer  Fund shall deliver at the
Closing a certificate  as to the opening on  Oppenheimer  Fund's share  transfer books of accounts in the names of the Atlas Shareholders. Oppenheimer Fund shall issue and  deliver  or cause its  transfer  agent to issue  and  deliver  to the
Secretary of the Trust a confirmation  evidencing the Oppenheimer Fund shares to be credited on the Closing Date or provide  evidence  satisfactory to Atlas Fund
that  such   Oppenheimer   Fund  shares  have  been  credited  to  Atlas  Fund's
shareholders'  account on the books of  Oppenheimer  Fund. At the Closing,  each party shall deliver to the other such bills of sale, checks, assignments,  share certificates,  if any,  receipts and other  documents as such other party or its counsel may reasonably request.  Shareholders of Atlas Fund holding certificates representing  their shares shall not be required to surrender their certificates to  anyone in  connection  with the  reorganization.  After  the  Closing  Date, however,  it  will  be  necessary  for  such  shareholders  to  surrender  their certificates  in order to redeem,  transfer or pledge the shares of  Oppenheimer
Fund which they received.

     6. Within one year after the Closing Date,  Atlas Fund shall (a) either pay or make  provision  for  payment of all of its  liabilities  and taxes,  and (b)
either (i) transfer  any  remaining  amount of the Cash  Reserve to  Oppenheimer
Fund, if such remaining amount (as reduced by the estimated cost of distributing it to  shareholders)  is  not  material  (as  defined  below)  or  (ii)  ratably distribute  such remaining  amount to the persons who are  shareholders of Atlas
Fund on the Valuation Date. Such remaining amount shall be deemed to be material if the amount to be distributed,  after  deduction of the estimated  expenses of the distribution, equals or exceeds one cent per share of Atlas Fund outstanding on the Valuation Date. The Atlas Fund will promptly thereafter be terminated and dissolved  promptly  following all  distributions in accordance with the laws of the State of Delaware and the federal securities laws.

     7. Prior to the Closing  Date,  Atlas Fund shall  analyze its portfolio and will have sold such of its  assets,  if any,  as  Oppenheimer  Fund  shall  have advised Atlas Fund in writing are necessary to assure that,  after giving effect to the  acquisition of the Assets of Atlas Fund pursuant to the  Agreement,  the requisite  percentage of Atlas Fund's  portfolio would meet  Oppenheimer  Fund's investment  policies and  restrictions so that,  after the Closing,  Oppenheimer
Fund will be in compliance in all material  respects with all of its  investment policies  and  restrictions.  At  the  Closing,  Atlas  Fund  shall  deliver  to
Oppenheimer  Fund a list of Atlas  Fund's  portfolio  securities  and  assets in accordance with Section 10.J. of this Agreement.

     8.  Portfolio  securities  represented  by a  certificate  or other written instrument  shall be endorsed  and  delivered,  or  transferred  by  appropriate transfer  or  assignment  documents,  by  Atlas  Fund  on the  Closing  Date  to
Oppenheimer Fund, or at its direction, to its custodian bank, in proper form for transfer in such condition as to constitute good delivery  thereof in accordance with the custom of  brokers  and shall be  accompanied  by all  necessary  state transfer stamps, if any. The Atlas Fund's  securities and instruments  deposited with a  securities  depository  (as defined in Rule 17f-4 under the 1940 Act) or other permitted  counterparties or a futures commission  merchant (as defined in
Rule 17f-6  under the Act) shall be  delivered  as of the  Closing  Date by book entry in  accordance  with the  customary  practices  of such  depositories  and futures  commission  merchants and Atlas Fund's  custodian.  The cash  delivered shall be transferred by bank wire or intra-bank transfer payable to the order of
Oppenheimer  Fund  for the  account  of  Oppenheimer  Fund.  Class A  shares  of
Oppenheimer  Fund  representing the number of Class A shares of Oppenheimer Fund being  delivered  against  the assets of Atlas Fund,  registered  in the name of
Atlas Fund,  shall be transferred to Atlas Fund on the Closing Date. Such shares shall thereupon be assigned by Atlas Fund to its shareholders so that the shares of Oppenheimer Fund may be distributed as provided in Section 5.

     If, at the Closing Date,  Atlas Fund is unable to make delivery  under this
Section 8 to Oppenheimer Fund of any of its portfolio securities or cash for the reason that any of such securities purchased by Atlas Fund, or the cash proceeds of a sale of portfolio  securities,  prior to the Closing Date have not yet been delivered to it or Atlas Fund's  custodian,  then the delivery  requirements  of this  Section 8 with  respect  to said  undelivered  securities  or cash will be waived and Atlas Fund will deliver to Oppenheimer Fund by or on the Closing Date with  respect  to said  undelivered  securities  or cash  executed  copies of an agreement or  agreements  of assignment  in a form  reasonably  satisfactory  to
Oppenheimer  Fund,  together with such other documents,  including a due bill or due bills and  brokers'  confirmation  slips as may  reasonably  be  required by
Oppenheimer Fund.

     9. The cost of printing and  distributing  the proxies and proxy statements will be borne by Atlas Advisers, including the cost of printing and distributing any documents such as existing  prospectuses or annual reports that are included in that mailing.  Any cost of proxy solicitation,  including the engagement of a proxy  solicitation  firm shall be borne by Atlas Advisers.  To the extent third parties are reimbursed for forwarding  soliciting materials to beneficial owners of the shares of record on behalf of Atlas Fund and obtaining  authorization for the  execution  of proxies,  those third  parties  will be  reimbursed  by Atlas
Advisers.  Atlas  Advisers  shall bear the cost of each  fund's  respective  tax opinion  and the costs of  Deloitte  &  Touche  LLP's  engagement  to review
(including  any  consents  to be  provided  by  Deloitte  &  Touche LLP) the
Registration  Statement  on Form N-14 ("Form  N-14") to be filed by  Oppenheimer
Fund under the  Securities  Act of 1933, as amended (the "1933 Act").  Any other out-of-pocket  expenses of Oppenheimer  Fund and Atlas Fund associated with this reorganization,  including,  but not limited to, legal,  accounting and transfer
agent  expenses,   will  be  borne  by  Atlas  Advisers  and  Oppenheimer  Fund, respectively, in the amounts so incurred by each.

     10. The  obligations of Oppenheimer  Fund hereunder shall be subject to the following conditions:

     A. The Board of Trustees of Atlas Fund shall have  authorized the execution of the Agreement,  and the shareholders  holding a requisite number of shares of
Atlas Fund shall have approved the Agreement and the  transactions  contemplated hereby,  and Atlas Fund shall  have  furnished  to  Oppenheimer  Fund  copies of resolutions to that effect certified by the Secretary or the Assistant Secretary of Atlas Fund; such shareholder approval shall have been by the affirmative vote required  by Delaware  Law,  the Act and Atlas  Fund's  charter  documents  at a meeting  for which  proxies  have been  solicited  by the  Proxy  Statement  and
Prospectus (as hereinafter defined).

     B.  Oppenheimer Fund shall have received an opinion dated as of the Closing
Date from legal  counsel to Atlas  Fund,  to the effect that (i) Atlas Fund is a statutory trust duly organized,  validly existing and in good standing under the laws of the State of  Delaware  with the  statutory  trust power to carry on its business as  described  in Atlas Fund's  then-current  Prospectus  as then being conducted and to execute and deliver,  and perform its  obligations  under,  the
Agreement;  and (ii) that all action on the part of the Atlas Fund  necessary to authorize the  transactions  contemplated  by the  Agreement  have been taken by
Atlas Fund. Delaware counsel may be relied upon for this opinion.

     C. The  representations and warranties of Atlas Fund contained herein shall be true and correct in all material  respects at and as of the Closing Date, and the Trust,  on behalf of Atlas Fund,  shall have  performed all of the covenants and  complied  with  all of the  provisions  required  by  the  Agreement  to be performed or complied  with by the Trust,  on behalf of Atlas Fund, on or before the  Closing  Date,  and  Oppenheimer  Fund  shall  have been  furnished  with a certificate  of the  President,  or a Vice  President,  or the  Secretary or the
Assistant  Secretary or the Treasurer or the Assistant  Treasurer of Atlas Fund,
dated as of the Closing Date, to that effect.

     D. On the Closing Date, Atlas Fund shall have furnished to Oppenheimer Fund a certificate  of the  Treasurer or Assistant  Treasurer of Atlas Fund as to the
amount  of the  capital  loss  carry-over  and net  unrealized  appreciation  or depreciation, if any, with respect to Atlas Fund as of the Closing Date.

     E. The Cash Reserve shall not exceed 10% of the value of the net assets, or
30% in value of the gross assets,  of Atlas Fund at the close of business on the
Valuation Date.

     F. The Form N-14 filed by Oppenheimer  Fund,  containing a preliminary form of the Proxy  Statement and  Prospectus,  shall have become  effective under the
1933 Act and no stop orders suspending the effectiveness thereof shall have been issued.

     G. On the Closing Date,  Oppenheimer Fund shall have received a letter from an authorized officer of Atlas Fund acceptable to Oppenheimer Fund, stating that nothing  has come to his or her  attention  which in his or her  judgment  would indicate  that as of the Closing  Date,  other than as  previously  disclosed to
Oppenheimer Fund, there were any material,  actual or contingent  liabilities of
Atlas  Fund  arising  out of  litigation  brought  against  Atlas Fund or claims pending or to the best of his or her knowledge  claims or litigation  threatened in  writing  and not  reflected  in or  apparent  from the most  recent  audited
financial   statements  and  footnotes   thereto  of  Atlas  Fund  delivered  to
Oppenheimer  Fund.  Such  letter may also  include  such  additional  statements relating  to the scope of the  review  conducted  by such  person and his or her
responsibilities   and   liabilities   as  are  not   unreasonable   under   the
circumstances.

     H. Oppenheimer Fund shall have received a separate opinion, dated as of the
Closing  Date,  of KPMG LLP, to the same effect as the opinion  contemplated  by
Section 11.E. of the Agreement.

     I. The Trust, on behalf of Atlas Fund, shall have executed and delivered to
Oppenheimer  Fund all such  assignments  and other  instruments  of  transfer as
Oppenheimer  Fund may reasonably deem necessary or desirable in order to vest in and  confirm  (a) the  Atlas  Fund's  title  to and  possession  of the  Class A
Oppenheimer  Fund shares to be delivered  hereunder and (b)  Oppenheimer  Fund's title to and possession of all the Assets and to otherwise  carry out the intent and purpose of the Agreement.

     J. Upon  execution of this  Agreement and prior to the Closing Date,  Atlas
Fund will regularly  prepare and deliver to Oppenheimer  Fund a statement of the assets and Stated Liabilities of Atlas Fund (i.e.,  "trial balance sheet") as of such  date and as  frequently  requested  by  Oppenheimer  Fund for  review  and agreement by both parties to determine that the Assets and Stated Liabilities of
Atlas Fund are being  correctly  identified in accordance with the terms of this
Agreement.  Atlas Fund will  deliver at the Closing (i) an updated  statement of assets and Stated  Liabilities  of Atlas Fund as of the close of business on the
Valuation Date and (ii) a list of Atlas Fund's  portfolio  showing the tax costs of each of its assets by lot and holding periods of such assets, each of (i) and
(ii) as of the Closing Date, and certified by the Treasurer of Atlas Fund.

     K. On the  Closing  Date,  no court or  governmental  agency  of  competent jurisdiction  shall  have  issued  any order  that  remains  in effect  and that restrains or enjoins the Trust,  with respect to Atlas Fund, or Oppenheimer Fund from completing the transactions  contemplated by the Agreement. All consents of other parties and all other consents,  orders and permits of federal,  state and local regulatory  authorities  deemed necessary by Oppenheimer Fund or the Trust
to  permit  consummation,   in  all  material  respects,   of  the  transactions
contemplated hereby shall have been obtained, except where failure to obtain any such  consent,  order or permit  would not involve a risk of a material  adverse effect on the assets or properties of Atlas Fund or Oppenheimer  Fund,  provided that  either  party  hereto may for  itself  waive any of such  conditions.  The
Securities and Exchange  Commission (the "Commission")  shall not have issued an unfavorable  report under Section 25(b) of the Act, or instituted any proceeding seeking to enjoin  the  consummation  of the  transactions  contemplated  by the
Agreement under Section 25(c) of the Act.

     L. On the  Closing  Date,  Atlas Fund shall  deliver  to the  custodian  of
Oppenheimer Fund an  authorization  and direction of instructions to transfer to the  custodial  account of  Oppenheimer  Fund all Assets as set forth in section
10.J.  of this  Agreement.  Oppenheimer  Fund shall then cause its  custodian to deliver to Atlas Fund a receipt executed by an authorized officer of Oppenheimer
Fund's custodian  acknowledging  receipt of such Assets on behalf of Oppenheimer
Fund.

     11.  The  obligations  of Atlas  Fund  hereunder  shall be  subject  to the following conditions:

     A. The Board of  Trustees of  Oppenheimer  Fund shall have  authorized  the execution of the  Agreement,  and the  transactions  contemplated  thereby,  and
Oppenheimer  Fund shall have  furnished to Atlas Fund copies of  resolutions  to that effect certified by the Secretary or the Assistant Secretary of Oppenheimer
Fund.

     B. Atlas  Fund's  shareholders  holding a requisite  number of shares shall have approved the  Agreement and the  transactions  contemplated  hereby,  by an affirmative  vote  required by Delaware  Law, the Act and Atlas  Fund's  charter documents  and Atlas  Fund  shall  have  furnished  Oppenheimer  Fund  copies of resolutions to that effect certified by the Secretary or an Assistant  Secretary of Atlas Fund.

     C. Atlas Fund shall have  received an opinion  dated as of the Closing Date from counsel to Oppenheimer  Fund, to the effect that (i) Oppenheimer  Fund is a business trust duly organized,  validly  existing and in good standing under the laws of the  Commonwealth  of  Massachusetts  with  full  powers to carry on its business as then being  conducted  and to execute and  deliver,  and perform its obligations  under,  the Agreement;  (ii) all actions on the part of Oppenheimer
Fund necessary to authorize the transactions  contemplated by the Agreement have been taken by Oppenheimer  Fund, and (iii) the shares of Oppenheimer  Fund to be issued  hereunder are duly  authorized  and when issued will be validly  issued, fully-paid  and  non-assessable,  except as set  forth  under  "Shareholder  and
Trustee  Liability" in Oppenheimer  Fund's Statement of Additional  Information.
Massachusetts counsel may be relied upon for this opinion.

     D. The  representations and warranties of Oppenheimer Fund contained herein shall be true and  correct in all  material  respects  at and as of the  Closing
Date,  and  Oppenheimer  Fund  shall have  performed  all of the  covenants  and complied with all of the provisions required by the Agreement to be performed or complied with by Oppenheimer  Fund on or before the Closing Date, and Atlas Fund shall have been furnished with a certificate of the President,  a Vice President or the  Secretary or the  Assistant  Secretary or the Treasurer or the Assistant
Treasurer of the Trust to that effect dated as of the Closing Date.

     E. Atlas Fund shall have received an opinion of KPMG LLP to the effect that the federal tax  consequences of the  transaction,  if carried out in the manner outlined in the Agreement and in accordance with (i) Atlas Fund's representation that there is no plan or intention by any Atlas Fund  shareholder who owns 5% or more of Atlas Fund's  outstanding  shares,  and, to Atlas Fund's best knowledge, there  is no  plan  or  intention  on the  part  of  the  remaining  Atlas  Fund shareholders,  to redeem,  sell,  exchange or  otherwise  dispose of a number of
Oppenheimer Fund shares received in the transaction that would reduce Atlas Fund shareholders'  ownership of Oppenheimer Fund shares to a number of shares having a value,  as of the  Closing  Date,  of less than 50% of the value of all of the formerly  outstanding  Atlas  Fund  shares  as of the  same  date,  and (ii) the representation  by each of  Atlas  Fund and  Oppenheimer  Fund  that,  as of the
Closing  Date,  Atlas Fund and  Oppenheimer  Fund  should  qualify as  regulated investment  companies  or  should  meet  the  diversification  test  of  Section
368(a)(2)(F)(ii) of the Code, will be as follows:

     a.  The  transactions  contemplated  by the  Agreement  will  qualify  as a tax-free  "reorganization"  within the meaning of Section 368(a)(1) of the Code, and under the regulations promulgated thereunder.

     b.  Atlas  Fund and  Oppenheimer  Fund will each  qualify  as a "party to a reorganization" within the meaning of Section 368(b)(2) of the Code.

     c. No gain or loss will be  recognized  by the  shareholders  of Atlas Fund upon the  distribution  of Class A shares of beneficial  interest in Oppenheimer
Fund to the shareholders of Atlas Fund pursuant to Section 354 of the Code.

     d. Under  Section  361(a) of the Code no gain or loss will be recognized by
Atlas Fund by reason of the transfer of substantially all its assets in exchange for Class A shares of Oppenheimer Fund.

     e. Under  Section  1032 of the Code no gain or loss will be  recognized  by
Oppenheimer Fund by reason of the transfer of substantially  all of Atlas Fund's assets in exchange for Class A shares of Oppenheimer Fund and Oppenheimer Fund's assumption of certain liabilities of Atlas Fund.

     f. The  shareholders of Atlas Fund will have the same tax basis and holding period for the Class A shares of beneficial  interest in  Oppenheimer  Fund that they  receive  as they had for Atlas  Fund  shares  that they  previously  held, pursuant to Section 358(a) and 1223(1), respectively, of the Code.

     g. The securities  transferred by Atlas Fund to Oppenheimer  Fund will have the same tax basis and holding period in the hands of  Oppenheimer  Fund as they had for Atlas Fund, pursuant to Section 362(b) and 1223(1), respectively, of the
Code.

     F. The Cash Reserve shall not exceed 10% of the value of the net assets, or
30% in value of the gross assets,  of Atlas Fund at the close of business on the
Valuation Date.

     G. The Form N-14 filed by Oppenheimer  Fund,  containing a preliminary form of the Proxy  Statement and  Prospectus,  shall have become  effective under the
1933 Act and no stop orders suspending the effectiveness thereof shall have been issued.

     H. On the  Closing  Date,  Atlas Fund shall have  received a letter from an authorized  officer of Oppenheimer  Fund acceptable to Atlas Fund,  stating that nothing  has come to his or her  attention  which in his or her  judgment  would indicate  that as of the Closing  Date,  other than as  previously  disclosed to
Atlas  Fund,  there  were any  material,  actual or  contingent  liabilities  of
Oppenheimer Fund arising out of litigation  brought against  Oppenheimer Fund or claims  pending or, to the best of his or her  knowledge,  claims or  litigation threatened  in writing  and not  reflected  in or  apparent  by the most  recent audited financial statements and footnotes thereto of Oppenheimer Fund delivered to Atlas Fund. Such letter may also include such additional  statements relating
to  the  scope  of  the  review   conducted  by  such  person  and  his  or  her
responsibilities   and   liabilities   as  are  not   unreasonable   under   the
circumstances.

     I.  Oppenheimer Fund shall have executed and delivered an assumption of the
Stated Liabilities and all such other agreements and instruments as the Trust on behalf of Atlas Fund may reasonably deem necessary or desirable in order to vest in and  confirm  (a)  Atlas  Fund's  title  to and  possession  of the  Class  A
Oppenheimer  Fund shares to be delivered  hereunder and (b)  Oppenheimer  Fund's assumption  of all of the Stated  Liabilities  and to otherwise to carry out the intent and purpose of the Agreement.

     J. On the  Closing  Date,  no court or  governmental  agency  of  competent jurisdiction  shall  have  issued  any order  that  remains  in effect  and that restrains or enjoins the Trust,  with respect to Atlas Fund, or Oppenheimer Fund from completing the transactions  contemplated by the Agreement. All consents of other parties and all other consents,  orders and permits of federal,  state and local regulatory  authorities  deemed necessary by Oppenheimer Fund or the Trust
to  permit  consummation,   in  all  material  respects,   of  the  transactions
contemplated hereby shall have been obtained, except where failure to obtain any such  consent,  order or permit  would not involve a risk of a material  adverse effect on the assets or properties of Atlas Fund or Oppenheimer  Fund,  provided that  either  party  hereto may for  itself  waive any of such  conditions.  The
Commission  shall not have issued an  unfavorable  report under Section 25(b) of the Act, or instituted any proceeding  seeking to enjoin the consummation of the transactions contemplated by the Agreement under Section 25(c) of the Act.

     12. Atlas Fund hereby represents and warrants to Oppenheimer Fund that:

     A. The audited  financial  statements of Atlas Fund as of December 31, 2005 and unaudited financial  statements as of June 30, 2006 heretofore  furnished to
Oppenheimer  Fund,  present  fairly  in  all  material  respects  the  financial position,  results of operations,  and changes in net assets of Atlas Fund as of that date, in conformity with generally accepted  accounting  principles applied on a basis  consistent  with the  preceding  year;  and that from June 30,  2006 through the date hereof there have not been,  and through the Closing Date there will not be, any material adverse change in the business or financial  condition of Atlas Fund,  it being agreed that a decrease in the size of Atlas Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material adverse change;

     B.  No  consent,  approval,   authorization,  or  order  of  any  court  or
governmental  authority  is  required  for the  consummation  by  Atlas  Fund to transfer all of the assets of Atlas Fund to be conveyed hereunder free and clear of all  liens,  encumbrances  and  security  interests,  except  such  as may be required under the 1933 Act, the  Securities  Exchange Act of 1934 ("1934 Act"),
the Act and state securities laws and approval of the transactions  contemplated hereby by the requisite vote of Atlas Fund's shareholders;

     C. The Prospectus,  as amended and supplemented,  contained in Atlas Fund's
Registration  Statement  under  the 1933  Act,  as  amended  (the  "Registration
Statement"), is true, correct and complete in all material respects, conforms to the  requirements of the 1933 Act in all material  respects and does not contain any  untrue  statement  of a  material  fact or omit to  state a  material  fact required to be stated  therein or necessary to make the  statements  therein not misleading.  The Registration  Statement, as amended, was, as of the date of the filing of the last Post-Effective  Amendment thereto, true, correct and complete in all material  respects,  conformed to the requirements of the 1933 Act in all material respects and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

     D. There is no material contingent  liability of Atlas Fund and no material claim and no material legal,  administrative or other proceedings pending or, to the  knowledge of Atlas Fund,  threatened  in writing  against  Atlas Fund,  not reflected in such Prospectus;

     E. Except for the Agreement, there are no material contracts outstanding to which  Atlas Fund is a party  other than those  filed as exhibits to the Trust's
Registration Statement;

     F. The Trust is a statutory trust duly organized,  validly  existing and in good  standing  under the laws of the State of  Delaware  and Atlas Fund is duly established as a series of the Trust; and has all necessary and material Federal and state  authorizations  to own all of its assets and to carry on its business as now  being  conducted;  and the  Trust is a  registered  open-end  management investment  company,  and its registration  with the Commission as an investment company under the 1940 Act, and the  registration of Atlas Fund shares under the
1933 Act, has not been rescinded or revoked and is in full force and effect;

     G. All federal and other tax returns and reports of Atlas Fund  required by law to be filed  have been  filed (or will be filed in the case of any final tax returns) , and all federal and other taxes shown due on said returns and reports have been  paid or  provision  shall  have  been  made for the  payment  thereof
(including any outstanding taxes shown due after the Closing) and to the best of the  knowledge  of Atlas Fund no such  return is  currently  under  audit and no assessment has been asserted with respect to such returns;

     H. For each  taxable year of its  operations,  Atlas Fund has elected to be treated  as a  "regulated  investment  company",  has  met the  requirements  of
Subchapter  M of the  Code  for  qualification  and  treatment  as a  "regulated investment  company"  and Atlas  Fund  intends  to meet such  requirements  with respect to its current taxable year; and

     L. Atlas Fund is not engaged  currently,  and the  execution,  delivery and performance  of the  Agreement  by Atlas  Fund will not  result,  in a  material violation of Delaware law.

     13. Oppenheimer Fund hereby represents and warrants to Atlas Fund that:

     A. The audited financial statements of Oppenheimer Fund as of September 30,
2006 heretofore  furnished to Atlas Fund, present fairly the financial position, results of operations, and changes in net assets of Oppenheimer Fund, as of that date, in conformity with generally accepted  accounting  principles applied on a basis  consistent  with the preceding  year;  and that from  September 30 , 2006 through the date hereof there have not been,  and through the Closing Date there will not be, any material adverse changes in the business or financial condition of  Oppenheimer  Fund,  it  being  understood  that a  decrease  in the  size of
Oppenheimer  Fund  due to a  diminution  in the  value of its  portfolio  and/or redemption of its shares shall not be considered a material or adverse change;

     B. The Prospectus,  as amended and  supplemented,  contained in Oppenheimer
Fund's Registration Statement under the 1933 Act ("Oppenheimer Fund Registration
Statement), is true, correct and complete in all material respects,  conforms to the  requirements of the 1933 Act in all material  respects and does not contain any  untrue  statement  of a  material  fact or omit to  state a  material  fact required to be stated  therein or necessary to make the  statements  therein not misleading.  The Registration  Statement, as amended, was, as of the date of the filing of the last Post-Effective  Amendment,  true, correct and complete in all material respects, conformed to the requirements of the 1933 Act in all material respects and did not contain any untrue  statement of a material fact or omit to state a material  fact  required to be stated  therein or  necessary to make the statements therein not misleading;

     C. There is no material  contingent  liability of  Oppenheimer  Fund and no material  claim  and no  material  legal,  administrative  or other  proceedings pending or, to the knowledge of Oppenheimer Fund,  threatened in writing against
Oppenheimer Fund, not reflected in such Prospectus;

     D. Except for the Agreement, there are no material contracts outstanding to which  Oppenheimer  Fund is a party  other than those  filed as  exhibits to the
Oppenheimer Fund Registration Statement;

     E.  Oppenheimer  Fund is a business trust duly organized,  validly existing and in good  standing  under  the  laws of the  Commonwealth  of  Massachusetts;
Oppenheimer Fund has all necessary and material federal and state authorizations to own all its  properties  and assets and to carry on its business as now being conducted;  all of the  Class A shares  of  Oppenheimer  Fund to be  issued  and delivered to Atlas Fund, for the account of Atlas Fund shareholders, pursuant to
Section 2 of the  Agreement  will on the Closing Date have been duly  authorized and, when so issued and  delivered,  will be duly and validly and legally issued
Class A shares of  Oppenheimer  Fund and will be fully  paid and  non-assessable except as set forth under  "Shareholder  and Trustee  Liability" in  Oppenheimer
Fund's Statement of Additional Information.  Massachusetts counsel may be relied upon for this  opinion;  will conform to the  description  thereof  contained in
Oppenheimer Fund's Registration Statement and will have been offered and sold in compliance with applicable  registration  requirements of all applicable federal and  state  securities  laws;  and  Oppenheimer  Fund is a  registered  open-end management  investment  company,  and its registration with the Commission as an investment  company  under the 1940 Act has not been revoked or rescinded and is in full force and effect;

     F. All  federal  and other tax  returns  and  reports of  Oppenheimer  Fund required  by law to be filed have been  filed,  and all  federal and other taxes shown due on said  returns and reports  have been paid or  provision  shall have been  made  for  the  payment  thereof  and to the  best  of  the  knowledge  of
Oppenheimer  Fund, no such return is currently under audit and no assessment has been  asserted  with  respect to such returns and to the extent such tax returns with respect to the taxable year of  Oppenheimer  Fund ended  September 30, 2006 have not been filed,  such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

     G. For each taxable year of its operations, Oppenheimer Fund has elected to be treated as a regulated investment company and, , Oppenheimer Fund has met the requirements  of Subchapter M of the Code for  qualification  and treatment as a
regulated   investment  company  and  Oppenheimer  Fund  intends  to  meet  such requirements with respect to its current taxable year;

     H.  Oppenheimer  Fund has no plan or intention (i) to dispose of any of the assets transferred by Atlas Fund, other than in the ordinary course of business, or (ii) to redeem or  reacquire  any of the  Class A shares  contemplated  to be issued by it hereunder other than pursuant to valid requests of shareholders;

     I. After  consummation of the  transactions  contemplated by the Agreement,
Oppenheimer  Fund intends to operate its business in a  substantially  unchanged manner;

     J.  No  consent,  approval,   authorization,  or  order  of  any  court  or
governmental  authority is required for the  consummation by Oppenheimer Fund of the transactions  contemplated herein,  except such as may be required under the
1933 Act, the 1934 Act, the 1940 Act and state  securities laws, and Oppenheimer
Fund has all  necessary  federal,  state and local  authorization  and the power under its Declaration of Trust, as amended and/or supplemented,  to carry on its business as now being conducted and to fulfill the terms of the Agreement;

     L. Oppenheimer Fund is not engaged currently,  and the execution,  delivery and  performance  of the  Agreement by  Oppenheimer  Fund will not result,  in a material violation of Massachusetts law;

     M. The  execution,  delivery  and  performance  of the  Agreement,  and the transactions  contemplated  herein,  have been duly  authorized by all necessary action on the part of the Oppenheimer Fund Board of Trustees; and

     N.  The  Proxy  Statement  and  Prospectus  (as  defined  below)  as of its effective  date and at all times  subsequent  thereto  up to and  including  the
Closing Date,  conforms and will conform,  as it relates to Oppenheimer Fund, in all material  respects to the  requirements of the federal and state  securities laws and the rules and regulations thereunder.

     14. Each party hereby  represents to the other that no broker or finder has been  employed  by  it  with  respect  to  the  Agreement  or  the  transactions contemplated  hereby.  Each party also represents and warrants to the other that the information concerning it included in the Proxy Statement and Prospectus and made in reliance upon and in conformity with written information furnished by it will not as of its date contain any untrue  statement of a material fact or omit to state a fact necessary to make the statements  concerning it therein in light of the  circumstances  under  which they were made not  misleading  and that the financial statements  concerning it will present the information shown fairly in
all  material  respects  in  accordance  with  generally   accepted   accounting
principles  applied on a basis  consistent  with the preceding  year. Each party also  represents and warrants to the other that the Agreement is valid,  binding and enforceable in accordance  with its terms,  subject,  as to enforcement,  to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting  creditors'  rights and to  general  equity  principles,  and that the execution,  delivery and  performance  of the  Agreement  will not result in any violation of, or be in conflict  with,  any  provision of any charter,  by-laws, contract,  agreement,  judgment,  decree or order to which it is  subject  or to which it is a party.  Oppenheimer  Fund hereby  represents to and covenants with
Atlas Fund  that,  if the  transactions  contemplated  hereby  are  consummated,
Oppenheimer  Fund will treat each  shareholder of Atlas Fund who received any of
Oppenheimer  Fund's shares as a result of the  reorganization as having made the minimum  initial  purchase  of  shares  of  Oppenheimer  Fund  received  by such shareholder  for the  purpose  of  making  additional  investments  in shares of
Oppenheimer  Fund,  regardless  of the value of the shares of  Oppenheimer  Fund received.

     15.  Oppenheimer  Fund agrees that it will prepare and file a  Registration
Statement on Form N-14 under the 1933 Act which shall contain a preliminary form of proxy  statement and prospectus  contemplated by Rule 145 under the 1933 Act.
The final form of such proxy  statement  and  prospectus  is  referred to in the
Agreement as the "Proxy Statement and Prospectus."  Oppenheimer Fund agrees that it will  use its best  efforts  to have  such  Registration  Statement  declared effective and Oppenheimer Fund and the Trust on behalf of Atlas funds each agree to  supply  such  information  concerning  itself  for  inclusion  in the  Proxy
Statement and Prospectus as may be necessary or desirable in this connection.

     Any  reporting  responsibility  of the Trust  pertaining to the Atlas Fund, including but not limited to, the responsibility for filing regulatory  reports, tax returns, or other documents with the Securities and Exchange Commission, any state securities commission,  and any federal, state or local tax authorities or any other relevant regulatory authority,  is and shall remain the responsibility of the Trust on behalf of Atlas Fund.

     16. Atlas Fund and Oppenheimer Fund,  respectively,  hereby agree that each
Fund will operate its business in the  ordinary  course  between the date hereof and the Closing Date, it being  understood that such ordinary course of business
will  include  the   declaration   and  payment  of  customary   dividends   and
distributions, and any other distribution that may be advisable.

     17. Atlas Fund shall assist  Oppenheimer Fund in obtaining such information as Oppenheimer Fund or its officers or agents reasonably  request concerning the beneficial  ownership  of Atlas  Fund  Shares  and upon  reasonable  notice  and request,  shall make  available to  Oppenheimer  Fund's  officers and agents all books and records of Atlas Fund.

   18.       Oppenheimer Fund and Atlas Fund agree as follows:

     A. Indemnification by Oppenheimer Fund. Oppenheimer Fund, out of its assets and property  (including  any amounts paid to  Oppenheimer  Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify  and hold  harmless the Trust and the members of its Board of Trustees and  its  officers  from  and  against  any  and all  losses,  claims,  damages,
liabilities  or  expenses  (including,   without  limitation,   the  payment  of
reasonable legal fees and reasonable costs of  investigation) to which the Trust and those board members and officers may become  subject,  insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any  material  breach  by  Oppenheimer  Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act,  error,  omission,  neglect,  materially  misleading  statement, material  breach  of duty or  other  act  wrongfully  done  or  attempted  to be committed  by  Oppenheimer  Fund or the  members of its Board of Trustees or its officers  prior to the  Closing  Date that causes  material  harm to Atlas Fund, provided that such  indemnification  by Oppenheimer Fund is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order  or  decree  issued  by any  governing  regulatory  authority  or court of competent jurisdiction.

     B.  Indemnification  by  Atlas  Fund.  Until  the date of the  transfer  or distribution of the Cash Reserve  pursuant to Section 6 hereof,  Atlas Fund, out of its assets and property (including any amounts paid to Atlas Fund pursuant to any  applicable  liability  insurance  policies or  indemnification  agreements)
agrees to indemnify  and hold harmless  Oppenheimer  Fund and the members of its
Board of Trustees and its officers from and against any and all losses,  claims, damages, liabilities or expenses (including,  without limitation, the payment of
reasonable  legal  fees  and  reasonable  costs  of   investigation)   to  which
Oppenheimer  Fund and those  board  members  and  officers  may become  subject, insofar as such loss,  claim,  damage,  liability  or expense (or  actions  with respect  thereto)  arises out of or is based on (a) any material breach by Atlas
Fund of any of its  representations,  warranties,  covenants or  agreements  set forth in this Agreement or (b) any act,  error,  omission,  neglect,  materially misleading  statement,  material  breach of duty or other act wrongfully done or attempted  to be committed by Atlas Fund or the members of its Board of Trustees or its  officers  prior  to the  Closing  Date  that  causes  material  harm  to
Oppenheimer Fund, provided that such indemnification by Atlas Fund is not (i) in violation of any applicable law or (ii) otherwise  prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

     C. Any claim or request for  indemnification  pursuant  to this  section 18 shall be limited to an amount not to exceed the monetary value of the net assets to be  transferred  from Atlas Fund to  Oppenheimer  Fund at the  Closing  Date.
Further, notice of any such claim or request for indemnification must be made in writing to the other party within one year from the Closing Date.

     19. The  obligations of the parties shall be subject to the right of either party to abandon and  terminate  the Agreement for any reason upon prior written notice  thereof and there shall be no  liability  for damages or other  recourse available to a party not so terminating the Agreement,  provided,  however, that in the event that a party  shall  terminate  the  Agreement  without  reasonable cause, the party so terminating  shall, upon demand,  reimburse the party not so terminating for all expenses,  including reasonable  out-of-pocket  expenses and fees incurred in connection with the Agreement.

     20. The  Agreement may be executed in any number of  counterparts,  each of which shall be deemed an original,  but all taken together shall  constitute one
Agreement.  The rights and  obligations  of each party pursuant to the Agreement shall not be assignable without the written consent of the other party.  Nothing herein  expressed or implied is intended or shall be construed to confer upon or give any person,  firm or  corporation,  other than the parties hereto and their respective  successors and assigns, any rights or remedies under or by reason of the Agreement.  All prior or contemporaneous  agreements and representations are merged into the Agreement,  which  constitutes the entire  contract  between the parties hereto.  No amendment or  modification  hereof shall be of any force and effect  unless in writing and signed by the parties and no party shall be deemed to have waived any provision herein for its benefit unless it executes a written acknowledgment of such waiver.

     21.  Oppenheimer  Fund  understands  and agrees that the obligations of the
Trust on behalf of the Atlas Fund under the Agreement  shall not be binding upon any trustee,  shareholder,  nominees, officers, agents or employees of the Trust on behalf of Atlas Fund personally, but bind only the Trust on behalf Atlas Fund and Atlas Fund's property, as provided in the declaration of trust of the Trust.
Moreover,  no series of the Trust other than Atlas Fund shall be responsible for the obligations of the Trust  hereunder,  and all persons shall look only to the assets of the Atlas Fund to satisfy the obligations of the Atlas Fund hereunder.
Oppenheimer  Fund  represents  that  it  has  notice  of the  provisions  of the
Declaration of Trust of Atlas Fund disclaiming shareholder and trustee liability for acts or obligations of Atlas Fund.

     22. Atlas Fund  understands  and agrees that the obligations of Oppenheimer
Fund under the  Agreement  shall not be binding upon any  trustee,  shareholder, nominees, officers, agents or employees of Oppenheimer Fund personally, but bind only Oppenheimer Fund and Oppenheimer  Fund's  property.  Moreover,  all persons shall look only to the assets of Oppenheimer  Fund to satisfy the obligations of the Oppenheimer Fund hereunder.  Atlas Fund represents that it has notice of the
provisions  of  the  Declaration  of  Trust  of  Oppenheimer   Fund  disclaiming
shareholder and trustee liability for acts or obligations of Oppenheimer Fund.

     23. The Agreement  shall be governed by and construed  and  interpreted  in accordance with the internal laws of the State of Delaware.

     24. Any notice,  report,  statement or demand  required or permitted by any provisions of the Agreement shall be in writing and shall be given by facsimile, electronic  delivery (i.e.,  e-mail provided  electronic  receipt is requested), personal service or prepaid or certified mail addressed to applicable  party, at its address set forth in the  preamble  to the  Agreement,  in the case of Atlas
Fund to the attention of its president  and in the case of  Oppenheimer  Fund to the attention of its general counsel.

     IN WITNESS  WHEREOF,  each of the  parties has caused the  Agreement  to be executed and  attested by its officers  thereunto  duly  authorized  on the date first set forth above.

                 ATLAS FUNDS, ON BEHALF OF ITS SERIES ATLAS STRATEGIC INCOME
                 FUND

                 By:   /s/ W. Lawrence Key
                       W. Lawrence Key
                      President and Chief Operating Officer

                  OPPENHEIMER STRATEGIC INCOME FUND

                   By:   /s/ Robert G. Zack
                         Robert G. Zack
                         Vice President and Secretary

                   ATLAS ADVISERS, INC.
                  Solely for the purposes of Section 9 of the Agreement,

                   By:   /s/ Matthew Sadler
                             Matthew Sadler
                             Senior Vice President

                                      Schedule 2.2(a)

     Pursuant to Section 2.2 of this Agreement, the following are the categories of Stated Liabilities that Oppenheimer Fund shall assume on the Closing Date:

A/P SECURITIES PURCHASED
A/P OPTION PREMIUMS
DIST PAY FROM INCOME
COST FWD CONTRACTS SOLD
A/P FWD CONTRACTS PURCH

ACC AUDIT
ACC LEGAL
ACC DIRECTOR
ACC TRANSFER AGENT
ACC 12B-1
ACC BLUE SKY
ACC INSURANCE
ACC 24F-2 FEE
ACC MANAGEMENT
ACC CUSTODIAN
ACC SUB TRANS AGENT
ACC PRINTING/POSTAGE
ACC OTHER/MISC

                                      Schedule 2.2(a)

     In re G-I Holdings,  Inc., et al. A complaint filed in the U.S.  Bankruptcy
Court for the  District  of  Delaware in July 2004  against  Building  Materials
Corporation  of  America  noteholders  claiming  that  creation  of notes by G-I
Holdings'  predecessor  constituted  a  fraudulent  transfer.   Atlas  Fund  and
Strategic  Income Fund held this security  during the relevant  time period.  To date,  neither  Fund has  been  named  as a party  to this  matter.  As the case progresses, however, it is likely that both funds will be named as defendants to this matter.

                                                                  EXHIBIT B

                                     PRO-FORMA CAPITALIZATION

     The  following  table  sets  forth  the  capitalization  of Atlas  Fund and
Oppenheimer Fund as of September 30, 2006, and the capitalization of Oppenheimer
Fund on a pro  forma  basis  as of that  date,  giving  effect  to the  proposed acquisition  of assets  at net asset  value and  assuming  the  Merger  had been consummated on that date.

     The table  below  should not be relied upon to reflect the number of shares to be received in the Merger;  the actual  number of shares to be received  will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Merger.

     1.  Capitalization  of Atlas Strategic Income Fund,  Oppenheimer  Strategic
Income Fund and  Oppenheimer  Strategic  Income Fund (Pro Forma) as of September
30, 2006*

---------------------------------------------------------------------------------
                           Atlas      Oppenheimer    Adjustments     Combined
                         Strategic     Strategic                   Oppenheimer
                        Income Fund   Income Fund                   Strategic
                                                                   Income Fund
                                                                   (Pro Forma)*
Net Assets
Class A                          N/A $5,077,400,158  $318,135,595 $5,395,535,753
Class B                          N/A   $718,742,377           N/A    718,742,377
Class C                          N/A   $857,843,200           N/A    857,843,200
Class N                          N/A   $108,323,749           N/A    108,323,749
Class Y                          N/A   $179,308,424           N/A    179,308,424
Atlas Fund shares      $318,135,595             N/A (318,135,595)              0
Total Net Assets       $318,135,595  $6,941,617,908            $0 $7,259,753,503

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Net Asset Value Per
Share
Class A                          N/A          $4.18           N/A          $4.18
Class B                          N/A          $4.20           N/A          $4.20
Class C                          N/A          $4.18           N/A          $4.18
Class N                          N/A          $4.19           N/A          $4.19
Class Y                          N/A          $4.17           N/A          $4.17
Atlas Fund shares              $4.46            N/A           N/A            N/A
---------------------------------------------------------------------------------
Shares Outstanding
Class A                          N/A  1,213,643,842    77,154,185  1,290,798,027
Class B                          N/A    171,227,025           N/A    171,227,025
Class C                          N/A    205,466,631           N/A    205,466,631
Class N                          N/A     25,876,803           N/A     25,876,803
Class Y                          N/A     42,979,530           N/A     42,979,530
Atlas Fund Shares         71,326,278            N/A           N/A            N/A
Total Shares              71,326,278  1,659,193,831           N/A  1,736,348,016
Outstanding
---------------------------------------------------------------------------------
     * The pro forma data reflects the issuance of 77,154,185  Class A shares of
Oppenheimer  Strategic Income Fund in a tax-free  exchange for the net assets of
Atlas Strategic Income Fund

                            STATEMENT OF ADDITIONAL INFORMATION
                             TO PROSPECTUS AND PROXY STATEMENT

                                   Dated January 29, 2007

                                     Reorganization of
                                ATLAS STRATEGIC INCOME FUND
                                            into
                             OPPENHEIMER STRATEGIC INCOME FUND

     This Statement of Additional  Information (the "SAI") to the Prospectus and
Proxy  Statement  dated  January 29, 2007 relates  specifically  to the proposed merger of Atlas Strategic Income Fund ("Atlas Fund") into Oppenheimer  Strategic
Income  Fund  ("Oppenheimer  Fund")  pursuant  to  the  Agreement  and  Plan  of
Reorganization dated as of January 25, 2007 (the "Reorganization").

     This SAI consists of this Cover Page and the following  documents which are incorporated  into  this  SAI by  reference:  (i) the  Statement  of  Additional
Information of Atlas Strategic  Income Fund dated April 30, 2006, which includes audited  financial  statements of Atlas  Strategic  Income Fund for the 12-month period  ended  December  31,  2005;  and (ii) and the  Statement  of  Additional
Information  of Strategic  Income Fund dated  January 26, 2007,  which  includes audited  financial  statements of Strategic  Income Fund for the 12-month period ended September 30, 2006.

     This SAI is not a Prospectus;  you should read this SAI in conjunction with the  Prospectus  and Proxy  Statement  dated  January 29, 2007,  relating to the
Reorganization.  You can request a copy of the Prospectus and Proxy Statement by calling  Atlas Fund at  1.800.933.ATLAS  or by  writing  Atlas Fund at 794 Davis
Street, San Leandro, CA 94577. The date of this SAI is January 29, 2007.

                               PRO FORMA FINANCIAL STATEMENTS

     Pro  forma   financial   statements   demonstrating   the   effect  of  the
Reorganization on Oppenheimer Fund are not necessary because the net asset value of Atlas Fund does not exceed ten  percent of the net asset  value of  Strategic
Income Fund as of January 26, 2007.

                                                                      PROXY
                                Atlas Strategic Income Fund
                                  A series of Atlas Funds
                       PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS
                              TO BE HELD ON FEBRUARY 27, 2007

     The undersigned,  revoking all Proxies heretofore given, hereby appoints W.
Lawrence  Key and  Lezlie  A.  Iannone  or  either  of them  as  Proxies  of the undersigned,  with full power of substitution in each of them, to vote on behalf of the  undersigned all shares of Atlas  Strategic  Income Fund (the "Fund"),  a series of Atlas Funds,  a Delaware  statutory  trust,  that the  undersigned  is entitled to vote at the special meeting of shareholders, and at any adjournments or postponements  thereof,  of Atlas Strategic Income Fund to be held at 1 p.m.,
Eastern  time on  February  27,  2007,  at the offices of  Evergreen  Investment
Management Company,  LLC, 200 Berkeley Street,  Boston,  Massachusetts 02116, as
fully  as the  undersigned  would  be  entitled  to vote,  and to  otherwise  to represent the  undersigned at the special  meeting with all powers  possessed by the undersigned, if personally present.

     The undersigned  hereby  acknowledges  receipt of the Notice of the Special
Meeting of Shareholders and the  accompanying  prospectus/proxy  statement,  the terms of each of which are incorporated by reference.

                THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" THE PROPOSAL.

                                PLEASE  VOTE,   SIGN,   DATE  AND  PROMPTLY
                                RETURN   YOUR   PROXY   IN   THE   ENCLOSED
                                ENVELOPE TODAY!

                               _____________________________________________
                               Signature(s) and Title(s), if applicable
                               Date

                             ________________________________________________
                             Signature(s) and Title(s), if applicable
                             Date

                              NOTE:  PLEASE SIGN  EXACTLY AS YOUR NAME(S)
                              APPEAR  ON THIS  PROXY.  If  joint  owners,
                              EITHER may sign this  Proxy.  When  signing
                              as   attorney,   executor,   administrator,
                              trustee,   guardian,  or  custodian  for  a
                              minor,  please give your full  title.  When
                              signing  on behalf of a  corporation  or as
                              a partner  for a  partnership,  please give
                              the  full  corporate  or  partnership  name
                              and your title, if any.

                                       FOLD HERE
Three simple methods to vote your proxy:

Internet:       Log on to  www.myproxyonline.com.  Make  sure to have        CONTROL
                this proxy card  available when you plan to vote your        NUMBER:
                shares.  You will need the  control  number and check
                digit  found in the box at the  right at the time you
                execute your vote.
Touchtone       Simply dial  toll-free  (866) 437-4675 and follow the         CHECK
Phone           automated  instructions.  Please have this proxy card        DIGIT ID:
                available at the time of the call.
Mail:           Simply sign,  date,  and complete the reverse side of
                this  proxy card and  return it in the  postage  paid
                envelope provided.

                                       TAGID: CUSIP:
                                         049172-711

  THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF ATLAS FUNDS. WHEN PROPERLY
   EXECUTED, THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE
 TAKEN ON THE FOLLOWING PROPOSAL. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED
   OR "FOR" THE PROPOSAL IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF ATLAS FUNDS
                           RECOMMENDS A VOTE "FOR" THE PROPOSAL.

           PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK. DO NOT USE RED INK.

     1. To  consider  and act upon the  proposed  merger of the  Atlas  Strategic
Income Fund into the Oppenheimer Strategic Income Fund pursuant to the Agreement and Plan of Reorganization dated as of January 25, 2007.

     2. To  transact  any other  business  which may  properly  come  before the
Meeting or any adjournment(s) or postponement(s) thereof.

If you should have any questions  about the proxy material or the execution of your vote,  simply call (800) 499-8519,  Monday through  Friday,  between the hours of 10 am and 10 pm Eastern Time.  Representatives  will be happy to assist you. Please have this proxy card available at the time of the call.

                           EVERY SHAREHOLDER'S VOTE IS IMPORTANT!